Annual Report

December 31, 2020

Symetra Separate Account C

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Separate Account C:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix, that comprise Symetra Separate Account C (the Separate Account), as of December 31, 2020, the related statements of operations and changes in net assets for the year then ended, and the related notes (collectively, the financial statements) and the accumulation unit values in Note 6 (the financial highlights) for the year then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2020, the results of its operations and the changes in its net assets for the year then ended, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.

The statements of operations and changes in net assets for the year ended December 31, 2019 and the financial highlights for each of the years in the four-year period ended December 31, 2019, were audited by other independent registered public accountants whose report, dated April 30, 2020 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audit provides a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.
Seattle, Washington
April 23, 2021

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)

Appendix
American Century Balanced

American Century Inflation Protection II

American Century International

American Century Large Company Value II

American Century Ultra I

American Century Ultra II

American Century Value

BNY Mellon Appreciation

BNY Mellon MidCap Stock

BNY Mellon Stock Index

BNY Mellon Sustainable U.S. Equity

BNY Mellon Technology Growth

Calvert EAFE International Index F Class

Calvert Investment Grade Bond Index

Calvert Nasdaq 100 Index

Calvert Russell 2000 Small Cap Index F Class

Calvert S&P MidCap 400 Index F Class

Calvert SRI Balanced

Columbia VP Select Mid Cap Value Fund – Class 1

DWS Capital Growth VIP B

DWS CROCI International VIP – Class A

DWS Global Income Builder VIP A

DWS Global Small Cap VIP B

DWS International Growth VIP B Share

DWS Small Cap Index A Share

Federated Hermes High Income Bond (1)

Federated Hermes Managed Volatility II (1)

Fidelity Asset Manager

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)
Fidelity Contrafund

Fidelity Contrafund II

Fidelity Equity-Income

Fidelity Freedom Funds 2010 II

Fidelity Freedom Funds 2015 II

Fidelity Freedom Funds 2020 II

Fidelity Freedom Funds 2025 II

Fidelity Freedom Funds 2030 II

Fidelity Freedom Funds 2050 II

Fidelity Freedom Income Fund II

Fidelity Government Money Market Portfolio – Initial Class

Fidelity Government Money Market Portfolio – Service Class II

Fidelity Growth

Fidelity Growth & Income

Fidelity Growth Opportunities

Fidelity Index 500

Fidelity Mid Cap II

Fidelity Overseas II

Franklin Allocation VIP Fund – Class 2

Franklin Flex Cap Growth VIP Fund – Class 2

Franklin Income VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Invesco American Franchise Fund I

Invesco American Franchise Fund II

Invesco Global Real Estate

Invesco Health Care

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)
Invesco International Growth I

Invesco International Growth II

Invesco Oppenheimer Discovery Mid Cap Growth Fund I (1)

Invesco Oppenheimer Discovery Mid Cap Growth Fund II (1)

Invesco Small Cap Equity II

JP Morgan Insurance Trust Mid Cap Value I

JP Morgan Insurance Trust U.S. Equity I

Morningstar Aggressive Growth ETF Asset Allocation Class I

Morningstar Aggressive Growth ETF Asset Allocation Class II

Morningstar Balanced ETF Asset Allocation Class I

Morningstar Balanced ETF Asset Allocation Class II

Morningstar Conservative ETF Asset Allocation Class I

Morningstar Conservative ETF Asset Allocation Class II

Morningstar Growth ETF Asset Allocation Class I

Morningstar Growth ETF Asset Allocation Class II

Morningstar Income & Growth ETF Asset Allocation Class I

Morningstar Income & Growth ETF Asset Allocation Class II

Neuberger Berman AMT Mid Cap Growth Class S

Neuberger Berman AMT Mid Cap Intrinsic Value Class S

Neuberger Berman AMT Sustainable Equity Class S

PIMCO All Asset Portfolio Advisor

PIMCO CommodityRealReturn Strat. Administrative Class

PIMCO Total Return Portfolio Advisor

Pioneer Bond VCT Class I

Pioneer Equity Income VCT Class II

Pioneer Fund VCT Class I

Pioneer High Yield VCT Class II

Pioneer Mid Cap Value VCT Class I

Pioneer Real Estate VCT Class II

Pioneer Select Mid Cap Growth VCT Class I

Pioneer Strategic Income VCT Class II

Templeton Developing Markets VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 2

Templeton Growth VIP Fund – Class 2

Vanguard Balanced

Vanguard High Yield Bond

Vanguard International

Vanguard Mid-Cap Index

Vanguard Real Estate Index

Vanguard Total Bond Market Index

Vanguard Total Stock Market Index

Voya Global High Dividend Low Volatility Portfolio – Class S (1)

VY JPMorgan Emerging Markets Equity Portfolio Initial

Wanger USA

The following subaccount had varying audited periods defined in the table below:

Subaccount	Statements of Assets and Liabilities	Statements of Operations and Changes in Net Assets
BNY Mellon Quality Bond	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of liquidation)
Invesco Mid Cap Growth Fund I	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of consolidation)
Invesco Oppenheimer Discovery Mid Cap Growth Fund I	As of December 31, 2020	For the period from April 30, 2020 through December 31, 2020
Invesco Mid Cap Growth Fund II	N/A – the fund ceased to be available as an investment option to contract owners during 2020	For the period from January 1, 2020 through April 30, 2020 (date of consolidation)
Invesco Oppenheimer Discovery Mid Cap Growth Fund II	As of December 31, 2020	For the period from April 30, 2020 through December 31, 2020

(1) See Note 1 of the financial statements for the former name of the sub-account

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm
Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and Contract Owners of Symetra Separate Account C

Opinion on the Financial Statements

We have audited the accompanying statements of operations and changes in net assets for each of the subaccounts that comprise Symetra Separate Account C (the Separate Account) for each of the periods ended December 31, 2019 indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the results of operations and changes in net assets of each subaccount for each of the periods ended December 31, 2019 indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We served as the Separate Account’s auditor from 1994 to 2020.
Seattle, Washington
April 30, 2020

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)

Appendix – Subaccounts comprising Symetra Separate Account C

The following subaccounts were audited for the year ended December 31, 2019:

American Century Balanced                Franklin Small Cap Value VIP Fund - Class 2
American Century Inflation Protection II            Franklin Small-Mid Cap Growth VIP Fund - Class 2
American Century International                Franklin U.S. Government Securities VIP Fund - Class 2
American Century Large Company Value II            Invesco American Franchise Fund I
American Century Ultra I                    Invesco American Franchise Fund II
American Century Ultra II                    Invesco Global Real Estate
American Century Value                    Invesco Health Care
BNY Mellon Appreciation                    Invesco International Growth I
BNY Mellon MidCap Stock                Invesco International Growth II
BNY Mellon Quality Bond                Invesco Mid Cap Growth Fund I
BNY Mellon Stock Index                    Invesco Mid Cap Growth Fund II
BNY Mellon Sustainable U.S. Equity            Invesco Small Cap Equity II
BNY Mellon Technology Growth                JP Morgan Insurance Trust Mid Cap Value I
Calvert EAFE International Index F Class            JP Morgan Insurance Trust U.S. Equity I
Calvert Investment Grade Bond Index            Morningstar Aggressive Growth ETF Asset Allocation Class I
Calvert Nasdaq 100 Index                    Morningstar Aggressive Growth ETF Asset Allocation Class II
Calvert Russell 2000 Small Cap Index F Class        Morningstar Balanced ETF Asset Allocation Class I
Calvert S&P MidCap 400 Index F Class            Morningstar Balanced ETF Asset Allocation Class II
Calvert SRI Balanced                    Morningstar Conservative ETF Asset Allocation Class I
Columbia VP Select Mid Cap Value Fund - Class 1        Morningstar Conservative ETF Asset Allocation Class II
DWS Capital Growth VIP B                Morningstar Growth ETF Asset Allocation Class I
DWS CROCI International VIP - Class A            Morningstar Growth ETF Asset Allocation Class II
DWS Global Income Builder VIP A            Morningstar Income & Growth ETF Asset Allocation Class I
DWS Global Small Cap VIP B                Morningstar Income & Growth ETF Asset Allocation Class II
DWS International Growth VIP B Share            Neuberger Berman AMT Mid Cap Growth Class S
DWS Small Cap Index A Share                Neuberger Berman AMT Mid Cap Intrinsic Value Class S
Federated High Income Bond                PIMCO All Asset Portfolio Advisor
Federated Managed Volatility II                PIMCO CommodityRealReturn Strat. Administrative Class
Fidelity Asset Manager                    PIMCO Total Return Portfolio Advisor
Fidelity Contrafund                    Pioneer Bond VCT Class I
Fidelity Contrafund II                    Pioneer Equity Income VCT Class II
Fidelity Equity-Income                    Pioneer Fund VCT Class I
Fidelity Freedom Funds 2010 II                Pioneer High Yield VCT Class II
Fidelity Freedom Funds 2015 II                Pioneer Mid Cap Value VCT Class I
Fidelity Freedom Funds 2020 II                Pioneer Real Estate VCT Class II
Fidelity Freedom Funds 2025 II                Pioneer Select Mid Cap Growth VCT Class I
Fidelity Freedom Funds 2030 II                Pioneer Strategic Income VCT Class II
Fidelity Freedom Funds 2050 II                Templeton Developing Markets VIP Fund - Class 2
Fidelity Freedom Income Fund II                Templeton Global Bond VIP Fund - Class 2
Fidelity Government Money Market Portfolio - Initial Class    Templeton Growth VIP Fund - Class 2
Fidelity Government Money Market Portfolio - Service
Class II                            Vanguard Balanced
Fidelity Growth                        Vanguard High Yield Bond
Fidelity Growth & Income                    Vanguard International
Fidelity Growth Opportunities                Vanguard Mid-Cap Index
Fidelity Index 500                     Vanguard Real Estate Index
Fidelity Mid Cap II                    Vanguard Total Bond Market Index
Fidelity Overseas II                    Vanguard Total Stock Market Index
Franklin Allocation VIP Fund - Class 2            Voya Global Equity Portfolio - Class S
Franklin Flex Cap Growth VIP Fund - Class 2        VY JPMorgan Emerging Markets Equity Portfolio Initial
Franklin Income VIP Fund - Class 2            Wanger USA
Franklin Mutual Shares VIP Fund - Class 2

Symetra Separate Account C
Report of Independent Registered Public Accounting Firm (Continued)

The following subaccount had varying audited periods defined in the table below:

Subaccount	Statements of Operations and Changes in Net Assets
Neuberger Berman AMT Guardian Class S	For the period from January 1, 2019 through April 30, 2019 (date of consolidation)
Neuberger Berman AMT Sustainable Equity Class S	For the period from April 30, 2019 through December 31, 2019

Symetra Separate Account C
Statements of Assets and Liabilities
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
American Century Balanced	901,989	$6,584,682	$7,874,353	$7,874,353	300,616
American Century Inflation Protection II	241,794	2,454,628	2,681,490	2,681,490	189,130
American Century International	484,418	4,975,957	6,830,302	6,830,302	353,297
American Century Large Company Value II	21,693	311,640	358,381	358,381	16,267
American Century Ultra I	16,782	257,643	461,163	461,163	7,936
American Century Ultra II	22,855	399,739	611,387	611,387	13,056
American Century Value	235,023	2,276,688	2,625,186	2,625,186	88,554
BNY Mellon Appreciation	79,781	3,163,979	3,764,084	3,764,084	123,064
BNY Mellon MidCap Stock	314,506	5,921,010	6,268,108	6,268,108	205,588
BNY Mellon Stock Index	147,347	6,828,980	9,484,699	9,484,699	226,188
BNY Mellon Sustainable U.S. Equity	55,688	1,964,242	2,630,663	2,630,663	129,185
BNY Mellon Technology Growth	126,306	2,482,919	4,632,904	4,632,904	206,399
Calvert EAFE International Index F Class	3,135	258,107	293,447	293,447	27,607
Calvert Investment Grade Bond Index	48,577	2,714,091	2,820,837	2,820,837	203,232
Calvert Nasdaq 100 Index	31,674	2,060,968	3,885,296	3,885,296	64,930
Calvert Russell 2000 Small Cap Index F Class	9,694	741,145	868,196	868,196	34,645
Calvert S&P MidCap 400 Index F Class	6,291	679,586	761,199	761,199	29,590
Calvert SRI Balanced	203,407	435,865	512,584	512,584	23,654
Columbia VP Select Mid Cap Value Fund - Class 1	208	2,141	5,805	5,805	205
DWS Capital Growth VIP B	36,603	1,031,589	1,543,899	1,543,899	41,732
DWS CROCI International VIP - Class A	218,261	1,588,516	1,580,215	1,580,215	84,248
DWS Global Income Builder VIP A	263,186	6,165,822	6,598,060	6,598,060	177,146
DWS Global Small Cap VIP B	9,110	98,503	103,766	103,766	6,755
DWS International Growth VIP B Share	5,134	70,047	90,718	90,718	5,992
DWS Small Cap Index A Share	18,641	287,463	324,163	324,163	11,828
Federated Hermes High Income Bond[1]	232,672	1,510,630	1,491,426	1,491,426	45,633
Federated Hermes Managed Volatility II1	46,122	448,625	511,498	511,498	17,654
Fidelity Asset Manager	6,861	106,193	116,909	116,909	4,563
Fidelity Contrafund	609,178	19,909,456	29,344,223	29,344,223	517,569
Fidelity Contrafund II	165	4,521	7,689	7,689	213
Fidelity Equity-Income	161,191	3,341,959	3,852,454	3,852,454	119,227
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Fidelity Freedom Funds 2010 II	23,748	$317,884	$336,512	$336,512	19,535
Fidelity Freedom Funds 2015 II	10,747	133,171	150,888	150,888	8,412
Fidelity Freedom Funds 2020 II	42,735	561,623	637,624	637,624	34,846
Fidelity Freedom Funds 2025 II	64,385	852,810	1,074,599	1,074,599	54,918
Fidelity Freedom Funds 2030 II	109,436	1,501,537	1,830,866	1,830,866	91,743
Fidelity Freedom Funds 2050 II	1,111	18,356	25,919	25,919	952
Fidelity Freedom Income Fund II	14,368	160,510	182,174	182,174	12,486
Fidelity Government Money Market Portfolio - Initial Class	22,160	22,160	22,160	22,160	2,354
Fidelity Government Money Market Portfolio - Service Class II	6,370,522	6,370,522	6,370,522	6,370,522	660,525
Fidelity Growth	172,096	10,285,929	17,725,931	17,725,931	583,153
Fidelity Growth & Income	202,357	3,869,151	4,524,711	4,524,711	175,639
Fidelity Growth Opportunities	84,618	2,635,768	6,561,153	6,561,153	120,294
Fidelity Index 500	3,240	759,595	1,203,862	1,203,862	44,602
Fidelity Mid Cap II	110,105	3,417,064	4,105,808	4,105,808	122,477
Fidelity Overseas II	14,853	317,512	389,894	389,894	29,339
Franklin Allocation VIP Fund - Class 2	80,195	489,820	435,455	435,455	25,930
Franklin Flex Cap Growth VIP Fund - Class 2	62,595	474,043	683,550	683,550	16,311
Franklin Income VIP Fund - Class 2	228,698	3,399,515	3,439,598	3,439,598	175,385
Franklin Mutual Shares VIP Fund - Class 2	218,988	4,110,364	3,633,025	3,633,025	166,862
Franklin Small Cap Value VIP Fund - Class 2	323,433	5,004,429	4,689,782	4,689,782	166,052
Franklin Small-Mid Cap Growth VIP Fund - Class 2	191,684	3,257,946	4,429,856	4,429,856	151,122
Franklin U.S. Government Securities VIP Fund - Class 2	452,399	5,547,243	5,464,967	5,464,967	343,768
Invesco American Franchise Fund I	69,973	3,689,722	6,234,553	6,234,553	210,971
Invesco American Franchise Fund II	10,509	624,133	885,968	885,968	25,117
Invesco Global Real Estate	152,385	2,462,057	2,238,534	2,238,534	64,995
Invesco Health Care	10,030	258,542	337,884	337,884	8,059
Invesco International Growth I	13,451	475,917	571,874	571,874	15,196
Invesco International Growth II	133,509	4,579,695	5,591,308	5,591,308	299,492
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	1,614	129,691	172,589	172,590	3,403
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	2,773	242,311	271,859	271,858	9,515
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Invesco Small Cap Equity II	14,795	$251,488	$283,925	$283,925	11,911
JP Morgan Insurance Trust Mid Cap Value I	396,653	4,091,590	4,319,531	4,319,531	101,880
JP Morgan Insurance Trust U.S. Equity I	68,605	1,707,711	2,565,836	2,565,836	91,419
Morningstar Aggressive Growth ETF Asset Allocation Class I	10,333	127,508	135,689	135,689	8,227
Morningstar Aggressive Growth ETF Asset Allocation Class II	125,937	1,477,732	1,634,661	1,634,661	95,314
Morningstar Balanced ETF Asset Allocation Class I	63,067	701,287	700,043	700,043	43,202
Morningstar Balanced ETF Asset Allocation Class II	341,284	3,676,198	3,836,036	3,836,036	242,662
Morningstar Conservative ETF Asset Allocation Class I	44,449	490,541	517,825	517,825	36,843
Morningstar Conservative ETF Asset Allocation Class II	10,428	114,589	120,857	120,857	9,400
Morningstar Growth ETF Asset Allocation Class I	9,307	102,134	108,792	108,792	6,584
Morningstar Growth ETF Asset Allocation Class II	252,445	2,749,283	2,893,026	2,893,026	171,952
Morningstar Income & Growth ETF Asset Allocation Class I	10,333	102,827	107,256	107,256	7,172
Morningstar Income & Growth ETF Asset Allocation Class II	60,989	644,154	672,093	672,093	46,818
Neuberger Berman AMT Mid Cap Growth Class S	14,480	346,077	522,186	522,186	16,288
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	1,573	29,694	28,357	28,357	1,661
Neuberger Berman AMT Sustainable Equity Class S	4,738	151,357	145,836	145,836	5,633
PIMCO All Asset Portfolio Advisor	34,734	357,243	389,385	389,385	22,669
PIMCO CommodityRealReturn Strat. Administrative Class	170,024	1,136,355	1,028,652	1,028,652	170,676
PIMCO Total Return Portfolio Advisor	29,039	331,787	336,553	336,553	24,611
Pioneer Bond VCT Class I	180,550	2,013,204	2,126,892	2,126,892	50,373
Pioneer Equity Income VCT Class II	315,312	6,070,207	4,978,801	4,978,801	187,564
Pioneer Fund VCT Class I	2,412,580	38,683,593	40,603,711	40,603,711	255,858
Pioneer High Yield VCT Class II	167,378	1,533,738	1,534,871	1,534,871	81,880
Pioneer Mid Cap Value VCT Class I	287,082	5,540,577	5,158,869	5,158,869	116,844
Pioneer Real Estate VCT Class II	215,314	2,325,374	1,651,463	1,651,463	93,143
Pioneer Select Mid Cap Growth VCT Class I	1,248,505	33,841,000	46,843,906	46,843,906	281,608
Pioneer Strategic Income VCT Class II	362,324	3,674,195	3,866,009	3,866,009	215,812
Templeton Developing Markets VIP Fund - Class 2	151,708	1,301,924	1,765,879	1,765,879	57,398
Templeton Global Bond VIP Fund - Class 2	224,908	3,626,646	3,108,252	3,108,252	185,962
Templeton Growth VIP Fund - Class 2	299,297	3,726,349	3,343,134	3,343,134	177,612
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Assets and Liabilities (continued)
As of December 31, 2020

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Net Assets	Accumulation Units Outstanding
Vanguard Balanced	9,455	$216,609	$242,810	$242,810	10,556
Vanguard High Yield Bond	73,074	557,465	593,351	593,351	32,504
Vanguard International	41,406	1,000,708	1,804,092	1,804,092	70,949
Vanguard Mid-Cap Index	45,472	942,647	1,171,792	1,171,792	45,834
Vanguard Real Estate Index	21,138	249,809	262,741	262,741	16,358
Vanguard Total Bond Market Index	71,401	841,258	914,655	914,655	59,772
Vanguard Total Stock Market Index	67,661	2,430,137	3,285,582	3,285,582	118,403
Voya Global High Dividend Low Volatility Portfolio - Class S1	42,690	419,071	447,805	447,805	11,944
VY JPMorgan Emerging Markets Equity Portfolio Initial	25,027	471,851	690,009	690,009	15,820
Wanger USA	2,698	58,526	66,449	66,449	464

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
American Century Balanced	$7,695,737	$121,436	$(98,988)	$(12,475)	$9,973	$22,138	$178,746	$1,109,800	$1,310,684	$1,320,657	$363,662	$(1,624,618)	$(1,260,956)	$59,701	$7,755,438
American Century Inflation Protection II	3,425,094	73,901	(40,648)	(5,076)	28,177	(42,099)	—	250,399	208,300	236,477	134,897	(896,028)	(761,131)	(524,654)	2,900,440
American Century International	5,659,417	55,101	(78,333)	(9,698)	(32,930)	76,678	330,956	1,080,187	1,487,821	1,454,891	251,557	(883,066)	(631,509)	823,382	6,482,799
American Century Large Company Value II	276,520	5,986	(3,936)	(490)	1,560	1,415	7,480	60,078	68,973	70,533	15,605	(17,228)	(1,623)	68,910	345,430
American Century Ultra I	298,726	—	(4,309)	(547)	(4,856)	17,296	36,519	46,495	100,310	95,454	8,896	(38,782)	(29,886)	65,568	364,294
American Century Ultra II	602,574	—	(8,921)	(1,074)	(9,995)	37,405	81,441	81,695	200,541	190,546	86,904	(191,137)	(104,233)	86,313	688,887
American Century Value	2,708,809	57,906	(34,390)	(4,259)	19,257	116,099	164,990	316,739	597,828	617,085	94,369	(637,547)	(543,178)	73,907	2,782,716
BNY Mellon Appreciation	2,679,743	35,407	(38,266)	(4,698)	(7,557)	5,305	334,835	552,116	892,256	884,699	42,159	(299,663)	(257,504)	627,195	3,306,938
BNY Mellon MidCap Stock	6,678,013	46,799	(88,057)	(11,317)	(52,575)	62,472	517,994	648,684	1,229,150	1,176,575	153,172	(1,208,299)	(1,055,127)	121,448	6,799,461
BNY Mellon Quality Bond[1]	1,674,416	31,344	(20,269)	(2,594)	8,481	(10,232)	—	105,118	94,886	103,367	40,947	(251,462)	(210,515)	(107,148)	1,567,268
BNY Mellon Stock Index	8,925,227	140,552	(121,675)	(15,798)	3,079	552,474	500,886	1,393,289	2,446,649	2,449,728	397,170	(1,968,517)	(1,571,347)	878,381	9,803,608
BNY Mellon Sustainable U.S. Equity	2,285,181	37,223	(30,753)	(3,808)	2,662	(98,567)	82,374	700,154	683,961	686,623	40,572	(433,064)	(392,492)	294,131	2,579,312
BNY Mellon Technology Growth	3,105,332	—	(42,306)	(5,415)	(47,721)	213,895	393,434	168,645	775,974	728,253	59,933	(464,316)	(404,383)	323,870	3,429,202
Calvert EAFE International Index F Class	228,778	6,914	(3,209)	(465)	3,240	855	—	40,526	41,381	44,621	18,447	(12,493)	5,954	50,575	279,353
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Calvert Investment Grade Bond Index	$3,127,857	$92,794	$(37,536)	$(4,559)	$50,699	$92	$—	$154,754	$154,846	$205,545	$237,609	$(853,556)	$(615,947)	$(410,402)	$2,717,455
Calvert Nasdaq 100 Index	2,873,099	16,170	(41,110)	(5,169)	(30,109)	251,544	78,117	707,496	1,037,157	1,007,048	198,130	(659,653)	(461,523)	545,525	3,418,624
Calvert Russell 2000 Small Cap Index F Class	838,101	7,805	(11,369)	(1,452)	(5,016)	2,997	64,461	115,281	182,739	177,723	53,585	(201,151)	(147,566)	30,157	868,258
Calvert S&P MidCap 400 Index F Class	734,158	8,015	(9,665)	(1,237)	(2,887)	25,033	48,053	89,081	162,167	159,280	56,122	(259,128)	(203,006)	(43,726)	690,432
Calvert SRI Balanced	260,458	5,427	(4,381)	(526)	520	1,975	12,493	53,354	67,822	68,342	146,356	(34,540)	111,816	180,158	440,616
Columbia VP Select Mid Cap Value Fund - Class 1	4,206	—	(62)	—	(62)	36	—	1,288	1,324	1,262	—	—	—	1,262	5,468
DWS Capital Growth VIP B	1,367,699	2,460	(18,187)	(2,209)	(17,936)	64,595	167,527	225,215	457,337	439,401	75,693	(497,140)	(421,447)	17,954	1,385,653
DWS CROCI International VIP - Class A	1,520,683	48,885	(20,121)	(2,425)	26,339	504	—	267,299	267,803	294,142	20,282	(144,457)	(124,175)	169,967	1,690,650
DWS Global Income Builder VIP A	6,372,643	258,908	(84,736)	(10,375)	163,797	81,012	7,738	883,649	972,399	1,136,196	58,396	(681,011)	(622,615)	513,581	6,886,224
DWS Global Small Cap VIP B	95,111	—	(1,235)	(149)	(1,384)	(9,746)	6,062	21,532	17,848	16,464	7,922	(25,827)	(17,905)	(1,441)	93,670
DWS International Growth VIP B Share	60,550	711	(881)	(106)	(276)	943	1,063	15,571	17,577	17,301	1,361	(5,029)	(3,668)	13,633	74,183
DWS Small Cap Index A Share	426,061	3,626	(3,156)	(623)	(153)	8,632	29,855	45,924	84,411	84,258	32,823	(232,021)	(199,198)	(114,940)	311,121
Federated Hermes High Income Bond[1]	1,486,822	96,107	(19,487)	(2,397)	74,223	(8,031)	—	121,986	113,955	188,178	24,269	(137,312)	(113,043)	75,135	1,561,957
Federated Hermes Managed Volatility II1	511,909	11,509	(6,839)	(821)	3,849	6,450	—	82,079	88,529	92,378	1,699	(39,914)	(38,215)	54,163	566,072
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Fidelity Asset Manager	$122,866	$2,050	$(1,519)	$(182)	$349	$(2,082)	$5,480	$15,285	$18,683	$19,032	$337	$(22,240)	$(21,903)	$(2,871)	$119,995
Fidelity Contrafund	24,150,691	114,889	(326,315)	(40,012)	(251,438)	(54,238)	3,057,552	3,938,752	6,942,066	6,690,628	654,832	(5,446,848)	(4,792,016)	1,898,612	26,049,303
Fidelity Contrafund II	4,612	12	(68)	—	(56)	21	605	799	1,425	1,369	—	—	—	1,369	5,981
Fidelity Equity-Income	3,882,557	83,256	(52,804)	(6,512)	23,940	(46,489)	270,348	704,661	928,520	952,460	98,579	(543,021)	(444,442)	508,018	4,390,575
Fidelity Freedom Funds 2010 II	3,829	114	(64)	(8)	42	19	182	397	598	640	2,180	(690)	1,490	2,130	5,959
Fidelity Freedom Funds 2015 II	130,781	2,458	(1,697)	(204)	557	476	9,687	9,721	19,884	20,441	—	(9,881)	(9,881)	10,560	141,341
Fidelity Freedom Funds 2020 II	682,815	11,159	(8,009)	(1,049)	2,101	12,417	37,796	56,171	106,384	108,485	113,313	(257,648)	(144,335)	(35,850)	646,965
Fidelity Freedom Funds 2025 II	811,860	16,690	(11,004)	(1,406)	4,280	6,332	25,231	123,050	154,613	158,893	83,105	(69,430)	13,675	172,568	984,428
Fidelity Freedom Funds 2030 II	1,350,188	26,421	(17,988)	(2,158)	6,275	21,903	51,450	212,815	286,168	292,443	178,737	(216,865)	(38,128)	254,315	1,604,503
Fidelity Freedom Funds 2050 II	17,275	315	(250)	—	65	48	609	3,908	4,565	4,630	150	—	150	4,780	22,055
Fidelity Freedom Income Fund II	129,059	2,626	(1,732)	(238)	656	119	2,875	9,456	12,450	13,106	3,371	(138)	3,233	16,339	145,398
Fidelity Government Money Market Portfolio - Initial Class	156,286	1,164	(524)	(200)	440	—	—	—	—	440	1,721	(135,470)	(133,749)	(133,309)	22,977
Fidelity Government Money Market Portfolio - Service Class II	7,003,609	114,339	(81,211)	(9,720)	23,408	—	—	—	—	23,408	1,116,196	(2,350,764)	(1,234,568)	(1,211,160)	5,792,449
Fidelity Growth	11,540,602	33,748	(162,293)	(19,919)	(148,464)	842,012	808,381	2,083,599	3,733,992	3,585,528	171,047	(1,529,116)	(1,358,069)	2,227,459	13,768,061
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Fidelity Growth & Income	$4,406,674	$171,952	$(59,669)	$(7,631)	$104,652	$142,920	$414,397	$520,043	$1,077,360	$1,182,012	$84,517	$(661,024)	$(576,507)	$605,505	$5,012,179
Fidelity Growth Opportunities	3,525,066	6,016	(51,554)	(6,322)	(51,860)	462,802	340,512	560,278	1,363,592	1,311,732	27,539	(611,852)	(584,313)	727,419	4,252,485
Fidelity Index 500	811,062	18,625	(9,511)	(2,661)	6,453	33,185	13,753	186,178	233,116	239,569	72,273	(82,099)	(9,826)	229,743	1,040,805
Fidelity Mid Cap II	4,412,794	28,607	(55,455)	(7,031)	(33,879)	(164,327)	529,464	546,255	911,392	877,513	80,697	(1,102,980)	(1,022,283)	(144,770)	4,268,024
Fidelity Overseas II	320,247	4,939	(4,108)	(495)	336	2,409	14,318	60,878	77,605	77,941	45,399	(95,912)	(50,513)	27,428	347,675
Franklin Allocation VIP Fund - Class 2	411,206	15,162	(5,396)	(648)	9,118	(6,851)	27,952	41,947	63,048	72,166	20,676	(61,031)	(40,355)	31,811	443,017
Franklin Flex Cap Growth VIP Fund - Class 2	331,796	—	(5,143)	(617)	(5,760)	809	20,313	83,609	104,731	98,971	23,390	(15,785)	7,605	106,576	438,372
Franklin Income VIP Fund - Class 2	4,168,007	226,349	(52,167)	(6,541)	167,641	(36,110)	68,411	366,190	398,491	566,132	230,680	(930,630)	(699,950)	(133,818)	4,034,189
Franklin Mutual Shares VIP Fund - Class 2	4,083,528	76,136	(53,252)	(6,497)	16,387	(74,889)	407,107	459,397	791,615	808,002	98,853	(585,368)	(486,515)	321,487	4,405,015
Franklin Small Cap Value VIP Fund - Class 2	4,982,783	56,131	(65,684)	(8,218)	(17,771)	(343,967)	894,190	614,952	1,165,175	1,147,404	189,332	(1,138,027)	(948,695)	198,709	5,181,492
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,143,476	—	(44,416)	(5,410)	(49,826)	(200,052)	505,646	634,851	940,445	890,619	120,681	(736,775)	(616,094)	274,525	3,418,001
Franklin U.S. Government Securities VIP Fund - Class 2	6,641,094	178,538	(75,799)	(9,826)	92,913	(125,461)	—	265,820	140,359	233,272	350,541	(1,839,438)	(1,488,897)	(1,255,625)	5,385,469
Invesco American Franchise Fund I	3,886,740	—	(55,464)	(6,731)	(62,195)	234,661	630,323	500,854	1,365,838	1,303,643	78,163	(496,777)	(418,614)	885,029	4,771,769
Invesco American Franchise Fund II	719,287	—	(10,017)	(1,209)	(11,226)	19,430	114,648	112,901	246,979	235,753	38,629	(149,523)	(110,894)	124,859	844,146
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Invesco Global Real Estate	$2,940,091	$137,599	$(39,735)	$(5,077)	$92,787	$158,955	$3,518	$347,015	$509,488	$602,275	$43,017	$(474,332)	$(431,315)	$170,960	$3,111,051
Invesco Health Care	246,498	120	(3,445)	(442)	(3,767)	5,903	6,710	65,756	78,369	74,602	3,040	(9,624)	(6,584)	68,018	314,516
Invesco International Growth I	609,452	9,341	(8,065)	(978)	298	47,171	37,731	61,449	146,351	146,649	14,438	(208,656)	(194,218)	(47,569)	561,883
Invesco International Growth II	6,145,384	78,120	(78,748)	(9,596)	(10,224)	135,753	392,640	965,349	1,493,742	1,483,518	238,356	(1,878,280)	(1,639,924)	(156,406)	5,988,978
Invesco Mid Cap Growth Fund I1	113,219	—	(1,731)	(210)	(1,941)	1,078	20,961	16,775	38,814	36,873	1,405	(626)	779	37,652	150,871
Invesco Mid Cap Growth Fund II1	225,112	—	(3,097)	(381)	(3,478)	(3,576)	37,865	36,732	71,021	67,543	18,612	(63,651)	(45,039)	22,504	247,616
Invesco Small Cap Equity II	303,877	—	(3,130)	(392)	(3,522)	(27,411)	29,632	63,300	65,521	61,999	21,543	(144,700)	(123,157)	(61,158)	242,719
JP Morgan Insurance Trust Mid Cap Value I	4,405,684	77,106	(59,909)	(7,413)	9,784	74,167	320,154	645,498	1,039,819	1,049,603	154,077	(894,648)	(740,571)	309,032	4,714,716
JP Morgan Insurance Trust U.S. Equity I	2,166,445	20,702	(29,475)	(4,075)	(12,848)	210,541	169,832	240,494	620,867	608,019	42,141	(380,058)	(337,917)	270,102	2,436,547
Morningstar Aggressive Growth ETF Asset Allocation Class I	117,472	2,297	(1,231)	(514)	552	3,983	4,529	14,951	23,463	24,015	48,876	(53,202)	(4,326)	19,689	137,161
Morningstar Aggressive Growth ETF Asset Allocation Class II	1,554,524	24,276	(20,572)	(2,469)	1,235	19,809	55,694	225,151	300,654	301,889	36,929	(221,522)	(184,593)	117,296	1,671,820
Morningstar Balanced ETF Asset Allocation Class I	748,283	14,891	(6,253)	(2,046)	6,592	(19,222)	13,056	97,181	91,015	97,607	892	(181,503)	(180,611)	(83,004)	665,279
Morningstar Balanced ETF Asset Allocation Class II	4,902,232	84,019	(57,314)	(7,033)	19,672	(90,854)	84,024	634,184	627,354	647,026	78,179	(1,360,658)	(1,282,479)	(635,453)	4,266,779
Morningstar Conservative ETF Asset Allocation Class I	460,473	10,818	(4,536)	(1,552)	4,730	(723)	3,762	30,303	33,342	38,072	111	(5,983)	(5,872)	32,200	492,673
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Morningstar Conservative ETF Asset Allocation Class II	$212,955	$2,990	$(2,162)	$(268)	$560	$(3,536)	$1,169	$15,749	$13,382	$13,942	$2,956	$(80,503)	$(77,547)	$(63,605)	$149,350
Morningstar Growth ETF Asset Allocation Class I	87,100	1,956	(912)	(384)	660	5	4,380	11,064	15,449	16,109	—	(472)	(472)	15,637	102,737
Morningstar Growth ETF Asset Allocation Class II	3,348,631	54,125	(41,953)	(5,034)	7,138	(19,019)	139,172	430,610	550,763	557,901	42,573	(757,032)	(714,459)	(156,558)	3,192,073
Morningstar Income & Growth ETF Asset Allocation Class I	113,346	2,722	(1,082)	(401)	1,239	1,256	2,678	7,478	11,412	12,651	—	(13,661)	(13,661)	(1,010)	112,336
Morningstar Income & Growth ETF Asset Allocation Class II	797,988	14,869	(9,227)	(1,147)	4,495	(18,757)	16,563	78,494	76,300	80,795	41,369	(177,012)	(135,643)	(54,848)	743,140
Neuberger Berman AMT Mid Cap Growth Class S	589,712	—	(8,413)	(1,019)	(9,432)	10,373	49,445	124,731	184,549	175,117	27,535	(123,833)	(96,298)	78,819	668,531
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	47,919	87	(579)	(70)	(562)	(414)	3,902	4,027	7,515	6,953	2,816	(17,922)	(15,106)	(8,153)	39,766
Neuberger Berman AMT Sustainable Equity Class S	—	356	(1,005)	(120)	(769)	(6,450)	6,835	(24,974)	(24,589)	(25,358)	167,673	(20,944)	146,729	121,371	121,371
PIMCO All Asset Portfolio Advisor	549,735	12,852	(6,078)	(730)	6,044	(8,573)	—	50,188	41,615	47,659	9,016	(235,891)	(226,875)	(179,216)	370,519
PIMCO CommodityRealReturn Strat. Administrative Class	1,234,594	55,266	(15,555)	(1,904)	37,807	(52,377)	—	131,804	79,427	117,234	109,204	(296,780)	(187,576)	(70,342)	1,164,252
PIMCO Total Return Portfolio Advisor	—	5,019	(2,186)	—	2,833	189	—	7,285	7,474	10,307	260,865	(5,314)	255,551	265,858	265,858
Pioneer Bond VCT Class I	2,281,525	75,849	(29,005)	(3,588)	43,256	(34,232)	—	165,768	131,536	174,792	195,328	(424,840)	(229,512)	(54,720)	2,226,805
Pioneer Equity Income VCT Class II	6,200,552	146,405	(77,808)	(9,441)	59,156	(893,076)	2,628,161	(474,039)	1,261,046	1,320,202	188,623	(1,755,835)	(1,567,212)	(247,010)	5,953,542
Pioneer Fund VCT Class I	$30,173,367	$339,146	$(419,056)	$(50,360)	$(130,270)	$(1,958,228)	$5,122,143	$5,510,134	$8,674,049	$8,543,779	$252,980	$(3,288,228)	$(3,035,248)	$5,508,531	$35,681,898
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Pioneer High Yield VCT Class II	1,841,312	84,364	(22,665)	(3,042)	58,657	(26,578)	—	185,659	159,081	217,738	33,706	(345,684)	(311,978)	(94,240)	1,747,072
Pioneer Mid Cap Value VCT Class I	4,865,357	71,186	(67,760)	(8,185)	(4,759)	159,908	336,932	755,486	1,252,326	1,247,567	85,255	(650,046)	(564,791)	682,776	5,548,133
Pioneer Real Estate VCT Class II	2,296,454	45,444	(30,155)	(3,809)	11,480	(354,658)	711,155	196,104	552,601	564,081	68,944	(728,305)	(659,361)	(95,280)	2,201,174
Pioneer Select Mid Cap Growth VCT Class I	31,681,425	—	(458,260)	(55,261)	(513,521)	1,648,348	4,532,139	3,902,020	10,082,507	9,568,986	258,938	(3,919,273)	(3,660,335)	5,908,651	37,590,076
Pioneer Strategic Income VCT Class II	5,355,627	155,070	(62,722)	(7,916)	84,432	(37,116)	—	340,619	303,503	387,935	220,147	(1,478,099)	(1,257,952)	(870,017)	4,485,610
Templeton Developing Markets VIP Fund - Class 2	1,633,271	17,413	(21,202)	(2,602)	(6,391)	10,717	—	368,873	379,590	373,199	41,047	(340,283)	(299,236)	73,963	1,707,234
Templeton Global Bond VIP Fund - Class 2	4,565,851	300,084	(52,769)	(6,679)	240,636	(113,627)	—	(94,953)	(208,580)	32,056	166,194	(964,820)	(798,626)	(766,570)	3,799,281
Templeton Growth VIP Fund - Class 2	3,653,293	102,382	(45,380)	(5,471)	51,531	(203,859)	703,321	(91,612)	407,850	459,381	175,204	(694,258)	(519,054)	(59,673)	3,593,620
Vanguard Balanced	499,157	14,774	(4,533)	(1,354)	8,887	10,293	29,707	35,562	75,562	84,449	847	(325,502)	(324,655)	(240,206)	258,951
Vanguard High Yield Bond	842,797	51,785	(12,498)	(2,825)	36,462	1,074	—	90,742	91,816	128,278	957,105	(738,167)	218,938	347,216	1,190,013
Vanguard International	1,697,455	20,109	(12,797)	(2,683)	4,629	101,749	43,847	241,111	386,707	391,336	124,928	(871,019)	(746,091)	(354,755)	1,342,700
Vanguard Mid-Cap Index	1,337,353	17,970	(11,427)	(3,138)	3,405	67,509	92,623	162,611	322,743	326,148	212,759	(728,746)	(515,987)	(189,839)	1,147,514
Vanguard Real Estate Index	346,791	8,707	(3,141)	(851)	4,715	4,942	15,737	55,956	76,635	81,350	48,953	(181,967)	(133,014)	(51,664)	295,127
Vanguard Total Bond Market Index	$1,661,392	$31,926	$(10,940)	$(2,718)	$18,268	$1,102	$—	$64,468	$65,570	$83,838	$101,472	$(901,424)	$(799,952)	$(716,114)	$945,278
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2019

Sub-Account	Net Assets as of January 1, 2019	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2019
Vanguard Total Stock Market Index	4,731,419	58,015	(32,597)	(6,409)	19,009	345,063	103,872	533,284	982,219	1,001,228	270,427	(2,862,854)	(2,592,427)	(1,591,199)	3,140,220
Voya Global High Dividend Low Volatility Portfolio - Class S1	478,856	13,223	(6,516)	(789)	5,918	91	25,647	60,737	86,475	92,393	1,355	(37,551)	(36,196)	56,197	535,053
VY JPMorgan Emerging Markets Equity Portfolio Initial	455,452	723	(6,594)	(791)	(6,662)	1,836	29,885	110,901	142,622	135,960	3,176	(22,526)	(19,350)	116,610	572,062
Wanger USA	87,471	266	(1,287)	(155)	(1,176)	(2,021)	18,008	10,780	26,767	25,591	130	(1,939)	(1,809)	23,782	111,253

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
American Century Balanced	$7,755,438	$86,379	$(92,946)	$(11,698)	$(18,265)	$63,817	$252,841	$462,967	$779,625	$761,360	$326,546	$(968,991)	$(642,445)	$118,915	$7,874,353
American Century Inflation Protection II	2,900,440	36,625	(34,991)	(4,333)	(2,699)	11,868	—	200,243	212,111	209,412	217,889	(646,251)	(428,362)	(218,950)	2,681,490
American Century International	6,482,799	29,985	(77,073)	(9,505)	(56,593)	140,186	90,436	1,170,752	1,401,374	1,344,781	256,092	(1,253,370)	(997,278)	347,503	6,830,302
American Century Large Company Value II	345,430	5,068	(4,053)	(508)	507	5,408	3,361	7,804	16,573	17,080	89,905	(94,034)	(4,129)	12,951	358,381
American Century Ultra I	364,294	—	(4,957)	(633)	(5,590)	27,963	35,914	102,696	166,573	160,983	2,722	(66,836)	(64,114)	96,869	461,163
American Century Ultra II	688,887	—	(7,465)	(906)	(8,371)	58,393	69,656	94,430	222,479	214,108	39,438	(331,046)	(291,608)	(77,500)	611,387
American Century Value	2,782,716	54,747	(29,515)	(3,674)	21,558	24,553	60,927	(115,594)	(30,114)	(8,556)	120,292	(269,266)	(148,974)	(157,530)	2,625,186
BNY Mellon Appreciation	3,306,938	26,274	(41,650)	(5,093)	(20,469)	1,701	274,087	437,049	712,837	692,368	46,552	(281,774)	(235,222)	457,146	3,764,084
BNY Mellon MidCap Stock	6,799,461	47,947	(70,630)	(9,055)	(31,738)	(292,645)	—	614,901	322,256	290,518	171,942	(993,813)	(821,871)	(531,353)	6,268,108
BNY Mellon Quality Bond[1]	1,567,268	9,206	(6,015)	(766)	2,425	40,197	—	(15,304)	24,893	27,318	25,530	(1,620,116)	(1,594,586)	(1,567,268)	—
BNY Mellon Stock Index	9,803,608	117,657	(112,466)	(14,521)	(9,330)	507,606	566,878	296,123	1,370,607	1,361,277	387,410	(2,067,596)	(1,680,186)	(318,909)	9,484,699
BNY Mellon Sustainable U.S. Equity	2,579,312	28,433	(30,130)	(3,668)	(5,365)	(29,799)	30,856	461,755	462,812	457,447	132,400	(538,496)	(406,096)	51,351	2,630,663
BNY Mellon Technology Growth	3,429,202	10,165	(48,983)	(6,265)	(45,083)	455,379	405,658	1,263,386	2,124,423	2,079,340	186,713	(1,062,351)	(875,638)	1,203,702	4,632,904
Calvert EAFE International Index F Class	279,353	8,773	(3,208)	(465)	5,100	(1,132)	—	12,807	11,675	16,775	14,208	(16,889)	(2,681)	14,094	293,447
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Calvert Investment Grade Bond Index	2,717,455	85,172	(35,993)	(4,354)	44,825	28,692	—	90,852	119,544	164,369	635,005	(695,992)	(60,987)	103,382	2,820,837
Calvert Nasdaq 100 Index	3,418,624	15,236	(44,999)	(5,607)	(35,370)	651,335	118,425	668,577	1,438,337	1,402,967	230,382	(1,166,677)	(936,295)	466,672	3,885,296
Calvert Russell 2000 Small Cap Index F Class	868,258	7,730	(9,055)	(1,166)	(2,491)	11,656	43,231	86,311	141,198	138,707	52,772	(191,541)	(138,769)	(62)	868,196
Calvert S&P MidCap 400 Index F Class	690,432	7,730	(7,780)	(1,015)	(1,065)	421	22,683	56,550	79,654	78,589	45,207	(53,029)	(7,822)	70,767	761,199
Calvert SRI Balanced	440,616	6,938	(5,640)	(679)	619	711	14,319	44,855	59,885	60,504	22,900	(11,436)	11,464	71,968	512,584
Columbia VP Select Mid Cap Value Fund - Class 1	5,468	—	(60)	—	(60)	34	—	363	397	337	—	—	—	337	5,805
DWS Capital Growth VIP B	1,385,653	3,923	(17,822)	(2,162)	(16,061)	102,426	98,655	273,174	474,255	458,194	31,383	(331,331)	(299,948)	158,246	1,543,899
DWS CROCI International VIP - Class A	1,690,650	50,763	(18,111)	(2,184)	30,468	(30,037)	—	6,804	(23,233)	7,235	9,351	(127,021)	(117,670)	(110,435)	1,580,215
DWS Global Income Builder VIP A	6,886,224	201,115	(78,621)	(9,634)	112,860	34,921	148,109	94,738	277,768	390,628	55,271	(734,063)	(678,792)	(288,164)	6,598,060
DWS Global Small Cap VIP B	93,670	519	(1,096)	(132)	(709)	(1,824)	—	17,265	15,441	14,732	7,185	(11,821)	(4,636)	10,096	103,766
DWS International Growth VIP B Share	74,183	903	(938)	(112)	(147)	304	—	15,595	15,899	15,752	1,708	(925)	783	16,535	90,718
DWS Small Cap Index A Share	311,121	2,634	(2,513)	(503)	(382)	(14,039)	24,367	32,634	42,962	42,580	35,076	(64,614)	(29,538)	13,042	324,163
Federated Hermes High Income Bond[1]	1,561,957	87,159	(18,165)	(2,238)	66,756	(19,411)	—	9,120	(10,291)	56,465	23,029	(150,025)	(126,996)	(70,531)	1,491,426
Federated Hermes Managed Volatility II1	566,072	13,262	(6,296)	(756)	6,210	5,727	—	(18,569)	(12,842)	(6,632)	3,476	(51,418)	(47,942)	(54,574)	511,498
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Fidelity Asset Manager	$119,995	$1,622	$(1,442)	$(173)	$7	$(1,486)	$1,467	$14,352	$14,333	$14,340	$358	$(17,784)	$(17,426)	$(3,086)	$116,909
Fidelity Contrafund	26,049,303	65,994	(335,087)	(41,126)	(310,219)	509,749	139,184	6,576,033	7,224,966	6,914,747	412,044	(4,031,871)	(3,619,827)	3,294,920	29,344,223
Fidelity Contrafund II	5,981	5	(82)	—	(77)	33	34	1,718	1,785	1,708	—	—	—	1,708	7,689
Fidelity Equity-Income	4,390,575	64,678	(46,556)	(5,731)	12,391	(40,844)	179,814	(16,071)	122,899	135,290	135,302	(808,713)	(673,411)	(538,121)	3,852,454
Fidelity Freedom Funds 2010 II	5,959	3,303	(1,796)	(215)	1,292	252	1,393	18,441	20,086	21,378	312,705	(3,530)	309,175	330,553	336,512
Fidelity Freedom Funds 2015 II	141,341	1,451	(1,721)	(207)	(477)	624	6,752	9,274	16,650	16,173	—	(6,626)	(6,626)	9,547	150,888
Fidelity Freedom Funds 2020 II	646,965	6,034	(7,627)	(1,013)	(2,606)	12,935	35,293	31,834	80,062	77,456	20,495	(107,292)	(86,797)	(9,341)	637,624
Fidelity Freedom Funds 2025 II	984,428	9,899	(12,372)	(1,577)	(4,050)	17,428	43,251	80,633	141,312	137,262	39,332	(86,423)	(47,091)	90,171	1,074,599
Fidelity Freedom Funds 2030 II	1,604,503	16,091	(20,006)	(2,401)	(6,316)	16,096	78,225	149,969	244,290	237,974	215,548	(227,159)	(11,611)	226,363	1,830,866
Fidelity Freedom Funds 2050 II	22,055	168	(272)	—	(104)	78	947	2,943	3,968	3,864	—	—	—	3,864	25,919
Fidelity Freedom Income Fund II	145,398	1,868	(2,044)	(277)	(453)	299	2,714	12,200	15,213	14,760	22,874	(858)	22,016	36,776	182,174
Fidelity Government Money Market Portfolio - Initial Class	22,977	74	(216)	(86)	(228)	—	—	—	—	(228)	2,688	(3,277)	(589)	(817)	22,160
Fidelity Government Money Market Portfolio - Service Class II	5,792,449	13,838	(81,448)	(9,621)	(77,231)	—	—	—	—	(77,231)	3,940,509	(3,285,205)	655,304	578,073	6,370,522
Fidelity Growth	13,768,061	11,231	(188,710)	(23,095)	(200,574)	981,049	1,425,235	3,261,129	5,667,413	5,466,839	136,284	(1,645,253)	(1,508,969)	3,957,870	17,725,931
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Fidelity Growth & Income	$5,012,179	$88,249	$(53,126)	$(6,791)	$28,332	$62,331	$229,991	$(95,323)	$196,999	$225,331	$99,321	$(812,120)	$(712,799)	$(487,468)	$4,524,711
Fidelity Growth Opportunities	4,252,485	691	(62,826)	(7,722)	(69,857)	331,992	288,446	2,141,789	2,762,227	2,692,370	23,274	(406,976)	(383,702)	2,308,668	6,561,153
Fidelity Index 500	1,040,805	18,147	(10,428)	(2,917)	4,802	8,653	3,589	154,484	166,726	171,528	76,459	(84,930)	(8,471)	163,057	1,203,862
Fidelity Mid Cap II	4,268,024	14,329	(44,340)	(5,577)	(35,588)	(150,031)	—	633,589	483,558	447,970	137,507	(747,693)	(610,186)	(162,216)	4,105,808
Fidelity Overseas II	347,675	755	(4,213)	(508)	(3,966)	3,214	1,443	46,706	51,363	47,397	7,485	(12,663)	(5,178)	42,219	389,894
Franklin Allocation VIP Fund - Class 2	443,017	6,523	(5,391)	(647)	485	(31,028)	116,225	(43,590)	41,607	42,092	19,003	(68,657)	(49,654)	(7,562)	435,455
Franklin Flex Cap Growth VIP Fund - Class 2	438,372	—	(6,569)	(787)	(7,356)	20,765	29,397	149,177	199,339	191,983	144,130	(90,935)	53,195	245,178	683,550
Franklin Income VIP Fund - Class 2	4,034,189	199,825	(42,670)	(5,303)	151,852	(105,268)	2,831	(153,132)	(255,569)	(103,717)	133,278	(624,152)	(490,874)	(594,591)	3,439,598
Franklin Mutual Shares VIP Fund - Class 2	4,405,015	96,451	(43,176)	(5,262)	48,013	(274,219)	134,092	(267,613)	(407,740)	(359,727)	115,299	(527,562)	(412,263)	(771,990)	3,633,025
Franklin Small Cap Value VIP Fund - Class 2	5,181,492	63,231	(51,949)	(6,465)	4,817	(320,952)	268,939	169,661	117,648	122,465	235,537	(849,712)	(614,175)	(491,710)	4,689,782
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,418,001	—	(46,352)	(5,591)	(51,943)	(39,520)	495,622	1,237,494	1,693,596	1,641,653	75,387	(705,185)	(629,798)	1,011,855	4,429,856
Franklin U.S. Government Securities VIP Fund - Class 2	5,385,469	183,077	(67,560)	(8,402)	107,115	(42,101)	—	61,833	19,732	126,847	1,407,436	(1,454,785)	(47,349)	79,498	5,464,967
Invesco American Franchise Fund I	4,771,769	3,711	(64,766)	(7,863)	(68,918)	250,707	387,210	1,271,444	1,909,361	1,840,443	57,049	(434,708)	(377,659)	1,462,784	6,234,553
Invesco American Franchise Fund II	844,146	—	(10,349)	(1,251)	(11,600)	70,001	59,243	165,508	294,752	283,152	18,948	(260,278)	(241,330)	41,822	885,968
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Invesco Global Real Estate	$3,111,051	$113,962	$(29,539)	$(3,761)	$80,662	$(9,063)	$63,654	$(571,250)	$(516,659)	$(435,997)	$73,750	$(510,270)	$(436,520)	$(872,517)	$2,238,534
Invesco Health Care	314,516	957	(3,751)	(478)	(3,272)	11,932	7,286	22,578	41,796	38,524	4,240	(19,396)	(15,156)	23,368	337,884
Invesco International Growth I	561,883	11,968	(6,496)	(791)	4,681	13,200	11,531	36,114	60,845	65,526	28,225	(83,760)	(55,535)	9,991	571,874
Invesco International Growth II	5,988,978	108,331	(65,916)	(8,021)	34,394	101,062	118,086	350,069	569,217	603,611	267,274	(1,268,555)	(1,001,281)	(397,670)	5,591,308
Invesco Mid Cap Growth Fund I1	150,871	—	(570)	(69)	(639)	6,235	39,037	(38,210)	7,062	6,423	150	(157,444)	(157,294)	(150,871)	—
Invesco Mid Cap Growth Fund II1	247,616	—	(977)	(121)	(1,098)	(1,257)	71,351	(8,761)	61,333	60,235	10,433	(318,284)	(307,851)	(247,616)	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	—	—	(1,309)	(159)	(1,468)	2,215	—	42,899	45,114	43,646	148,853	(19,909)	128,944	172,590	172,590
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	—	—	(2,144)	(264)	(2,408)	(5,235)	—	29,547	24,312	21,904	345,978	(96,024)	249,954	271,858	271,858
Invesco Small Cap Equity II	242,719	61	(2,632)	(322)	(2,893)	(6,254)	21,918	40,720	56,384	53,491	66,374	(78,659)	(12,285)	41,206	283,925
JP Morgan Insurance Trust Mid Cap Value I	4,714,716	58,240	(49,495)	(6,102)	2,643	(97,646)	242,996	(219,631)	(74,281)	(71,638)	280,568	(604,115)	(323,547)	(395,185)	4,319,531
JP Morgan Insurance Trust U.S. Equity I	2,436,547	17,815	(28,712)	(3,924)	(14,821)	173,712	143,663	162,016	479,391	464,570	21,061	(356,342)	(335,281)	129,289	2,565,836
Morningstar Aggressive Growth ETF Asset Allocation Class I	137,161	2,459	(1,119)	(447)	893	918	2,413	6,844	10,175	11,068	—	(12,540)	(12,540)	(1,472)	135,689
Morningstar Aggressive Growth ETF Asset Allocation Class II	1,671,820	26,535	(18,701)	(2,244)	5,590	6,875	29,440	78,097	114,412	120,002	29,207	(186,368)	(157,161)	(37,159)	1,634,661
Morningstar Balanced ETF Asset Allocation Class I	665,279	14,925	(5,968)	(1,919)	7,038	(1,766)	8,458	38,450	45,142	52,180	2,158	(19,574)	(17,416)	34,764	700,043
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Morningstar Balanced ETF Asset Allocation Class II	$4,266,779	$71,786	$(46,219)	$(5,661)	$19,906	$(75,131)	$45,959	$268,081	$238,909	$258,815	$138,637	$(828,195)	$(689,558)	$(430,743)	$3,836,036
Morningstar Conservative ETF Asset Allocation Class I	492,673	9,736	(4,686)	(1,601)	3,449	(159)	2,745	20,702	23,288	26,737	760	(2,345)	(1,585)	25,152	517,825
Morningstar Conservative ETF Asset Allocation Class II	149,350	2,017	(1,858)	(233)	(74)	2,204	645	3,582	6,431	6,357	40,197	(75,047)	(34,850)	(28,493)	120,857
Morningstar Growth ETF Asset Allocation Class I	102,737	2,212	(906)	(382)	924	(38)	2,794	5,089	7,845	8,769	—	(2,714)	(2,714)	6,055	108,792
Morningstar Growth ETF Asset Allocation Class II	3,192,073	52,229	(34,935)	(4,192)	13,102	(30,408)	74,720	152,844	197,156	210,258	73,964	(583,269)	(509,305)	(299,047)	2,893,026
Morningstar Income & Growth ETF Asset Allocation Class I	112,336	2,553	(996)	(377)	1,180	(1,483)	1,269	6,163	5,949	7,129	97,592	(109,801)	(12,209)	(5,080)	107,256
Morningstar Income & Growth ETF Asset Allocation Class II	743,140	13,276	(8,758)	(1,084)	3,434	(9,811)	7,455	45,325	42,969	46,403	62,504	(179,954)	(117,450)	(71,047)	672,093
Neuberger Berman AMT Mid Cap Growth Class S	668,531	—	(6,401)	(775)	(7,176)	95,142	23,929	55,082	174,153	166,977	13,948	(327,270)	(313,322)	(146,345)	522,186
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	39,766	182	(348)	(42)	(208)	(2,570)	—	(757)	(3,327)	(3,535)	2,182	(10,056)	(7,874)	(11,409)	28,357
Neuberger Berman AMT Sustainable Equity Class S	121,371	479	(1,521)	(184)	(1,226)	(716)	5,277	19,452	24,013	22,787	4,648	(2,970)	1,678	24,465	145,836
PIMCO All Asset Portfolio Advisor	370,519	17,293	(4,438)	(526)	12,329	141	—	11,844	11,985	24,314	12,468	(17,916)	(5,448)	18,866	389,385
PIMCO CommodityRealReturn Strat. Administrative Class	1,164,252	64,459	(12,385)	(1,517)	50,557	(71,481)	—	15,132	(56,349)	(5,792)	98,825	(228,633)	(129,808)	(135,600)	1,028,652
PIMCO Total Return Portfolio Advisor	265,858	6,873	(4,427)	—	2,446	10,923	5,840	(2,521)	14,242	16,688	645,566	(591,559)	54,007	70,695	336,553
Pioneer Bond VCT Class I	$2,226,805	$64,527	$(26,592)	$(3,285)	$34,650	$(17,913)	$—	$124,973	$107,060	$141,710	$36,444	$(278,067)	$(241,623)	$(99,913)	$2,126,892
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Pioneer Equity Income VCT Class II	5,953,542	117,017	(61,403)	(7,415)	48,199	(1,119,888)	196,385	727,743	(195,760)	(147,561)	332,667	(1,159,847)	(827,180)	(974,741)	4,978,801
Pioneer Fund VCT Class I	35,681,898	273,355	(445,581)	(53,513)	(225,739)	(1,974,790)	2,992,623	6,785,094	7,802,927	7,577,188	168,168	(2,823,543)	(2,655,375)	4,921,813	40,603,711
Pioneer High Yield VCT Class II	1,747,072	78,125	(19,074)	(2,543)	56,508	(30,505)	—	(22,381)	(52,886)	3,622	68,916	(284,739)	(215,823)	(212,201)	1,534,871
Pioneer Mid Cap Value VCT Class I	5,548,133	57,203	(58,712)	(7,097)	(8,606)	(680)	152,417	(146,421)	5,316	(3,290)	52,731	(438,705)	(385,974)	(389,264)	5,158,869
Pioneer Real Estate VCT Class II	2,201,174	26,940	(22,438)	(2,804)	1,698	(495,220)	453,930	(175,256)	(216,546)	(214,848)	144,562	(479,425)	(334,863)	(549,711)	1,651,463
Pioneer Select Mid Cap Growth VCT Class I	37,590,076	—	(476,618)	(57,312)	(533,930)	666,093	2,724,788	10,071,002	13,461,883	12,927,953	205,546	(3,879,669)	(3,674,123)	9,253,830	46,843,906
Pioneer Strategic Income VCT Class II	4,485,610	133,590	(51,420)	(6,419)	75,751	5,449	13,004	106,662	125,115	200,866	229,990	(1,050,457)	(820,467)	(619,601)	3,866,009
Templeton Developing Markets VIP Fund - Class 2	1,707,234	63,555	(19,109)	(2,338)	42,108	52,494	39,885	100,738	193,117	235,225	36,239	(212,819)	(176,580)	58,645	1,765,879
Templeton Global Bond VIP Fund - Class 2	3,799,281	294,603	(43,139)	(5,444)	246,020	(137,296)	—	(356,615)	(493,911)	(247,891)	191,685	(634,823)	(443,138)	(691,029)	3,108,252
Templeton Growth VIP Fund - Class 2	3,593,620	91,886	(38,673)	(4,666)	48,547	(246,492)	—	286,765	40,273	88,820	112,084	(451,390)	(339,306)	(250,486)	3,343,134
Vanguard Balanced	258,951	6,818	(2,458)	(596)	3,764	(3,321)	8,313	8,313	13,305	17,069	—	(33,210)	(33,210)	(16,141)	242,810
Vanguard High Yield Bond	1,190,013	13,447	(7,874)	(1,902)	3,671	(24,804)	—	(30,096)	(54,900)	(51,229)	567,213	(1,112,646)	(545,433)	(596,662)	593,351
Vanguard International	1,342,700	16,169	(13,066)	(2,804)	299	53,632	29,551	558,511	641,694	641,993	84,011	(264,612)	(180,601)	461,392	1,804,092
Vanguard Mid-Cap Index	$1,147,514	$14,666	$(9,685)	$(2,717)	$2,264	$(31,906)	$54,909	$122,610	$145,613	$147,877	$92,799	$(216,398)	$(123,599)	$24,278	$1,171,792
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2020

Sub-Account	Net Assets as of January 1, 2020	Dividends	Mortality and Expense Risk Charge	Asset-Related Administration Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2020
Vanguard Real Estate Index	295,127	6,570	(2,551)	(660)	3,359	(16,271)	4,131	(13,252)	(25,392)	(22,033)	47,712	(58,065)	(10,353)	(32,386)	262,741
Vanguard Total Bond Market Index	945,278	21,879	(8,841)	(2,192)	10,846	11,434	—	32,551	43,985	54,831	102,294	(187,748)	(85,454)	(30,623)	914,655
Vanguard Total Stock Market Index	3,140,220	44,069	(27,223)	(5,524)	11,322	81,414	85,020	329,211	495,645	506,967	240,283	(601,888)	(361,605)	145,362	3,285,582
Voya Global High Dividend Low Volatility Portfolio - Class S1	535,053	9,957	(5,524)	(669)	3,764	(5,545)	—	(17,471)	(23,016)	(19,252)	248	(68,244)	(67,996)	(87,248)	447,805
VY JPMorgan Emerging Markets Equity Portfolio Initial	572,062	3,326	(6,903)	(828)	(4,405)	1,948	36,241	131,478	169,667	165,262	3,152	(50,467)	(47,315)	117,947	690,009
Wanger USA	111,253	—	(1,263)	(152)	(1,415)	(14,575)	11,386	25,146	21,957	20,542	154	(65,500)	(65,346)	(44,804)	66,449

1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account C
Notes to Financial Statements
1.   ORGANIZATION
Symetra Separate Account C (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's or Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years ended December 31, 2019 and December 31, 2020 for the following sub-accounts, except as noted in the footnote 7 to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
American Century Variable Portfolios, Inc.
American Century Balanced	VP Balanced Fund
American Century Inflation Protection II	VP Inflation Protection Class II Fund
American Century International	VP International Fund
American Century International II7	VP International Class II Fund
American Century Large Company Value II	VP Large Company Value Class II Fund
American Century Ultra I	VP Ultra Class I Fund
American Century Ultra II	VP Ultra Class II Fund
American Century Value	VP Value Fund

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares
BNY Mellon Quality Bond[3]	BNY Mellon VIF Quality Bond Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Portfolio Inc. — Initial Shares

Calvert Variable Series, Inc.
Calvert EAFE International Index F Class	Calvert VP EAFE International Index Portfolio — Class F
Calvert Investment Grade Bond Index	Calvert VP Investment Grade Bond Index Portfolio
Calvert Nasdaq 100 Index	Calvert VP Nasdaq — 100 Index Portfolio
Calvert Russell 2000 Small Cap Index F Class	Calvert VP Russell 2000 Small Cap Index Portfolio — Class F
Calvert S&P MidCap 400 Index F Class	Calvert VP S&P MidCap 400 Index Portfolio — Class F
Calvert SRI Balanced	Calvert VP SRI Balanced Portfolio
Columbia Funds Variable Insurance Trust
Columbia VP Select Mid Cap Value Fund - Class 1	Columbia VP Select Mid Cap Value Fund — Class 1

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
DWS Variable Series I and II
DWS Capital Growth VIP B	DWS Capital Growth VIP — Class B Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares
DWS Global Small Cap VIP B	DWS Global Small Cap VIP — Class B Shares
DWS International Growth VIP B Share	DWS International Growth VIP — Class B Shares
DWS Small Cap Index A Share	DWS Small Cap Index VIP — Class A Shares
DWS Small Mid Cap Value VIP Class B7	DWS Small Mid Cap Value VIP — Class B Shares

Federated Insurance Series
Federated Hermes High Income Bond[1]	Federated Hermes High Income Bond Fund II
Federated Hermes Managed Volatility II2	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class
Fidelity Contrafund	VIP Contrafund® Portfolio — Initial Class
Fidelity Contrafund II	VIP Contrafund® Portfolio — Service Class 2
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Freedom Funds 2010 II	VIP Freedom Funds 2010 Portfolio — Service Class 2
Fidelity Freedom Funds 2015 II	VIP Freedom Funds 2015 Portfolio — Service Class 2
Fidelity Freedom Funds 2020 II	VIP Freedom Funds 2020 Portfolio — Service Class 2
Fidelity Freedom Funds 2025 II	VIP Freedom Funds 2025 Portfolio — Service Class 2
Fidelity Freedom Funds 2030 II	VIP Freedom Funds 2030 Portfolio — Service Class 2
Fidelity Freedom Funds 2050 II	VIP Freedom Funds 2050 Portfolio — Service Class 2
Fidelity Freedom Income Fund II	VIP Freedom Income Portfolio — Service Class 2
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Index 500	VIP Index 500 Portfolio — Initial Class
Fidelity Mid Cap II	VIP Mid Cap Portfolio — Service Class II
Fidelity Overseas II	VIP Overseas Portfolio — Service Class 2

Franklin Templeton Variable Insurance Products Trust
Franklin Allocation VIP Fund - Class 2	Franklin Allocation VIP Fund - Class 2
Franklin Flex Cap Growth VIP Fund - Class 2	Franklin Flex Cap Growth VIP Fund - Class 2
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual shares VIP Fund - Class 2
Franklin Small Cap Value VIP Fund - Class 2	Franklin Small Cap Value VIP Fund - Class 2
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc (Invesco Variable Insurance Funds)
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco American Franchise Fund II	Invesco V.I. American Franchise Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I
Invesco Health Care	Invesco V.I. Health Care Fund - Series I
Invesco International Growth I	Invesco V.I. International Growth Fund - Series I
Invesco International Growth II	Invesco V.I. International Growth Fund - Series II
Invesco Mid Cap Growth Fund I4	Invesco V.I. Mid Cap Growth Fund - Series I
Invesco Mid Cap Growth Fund II5	Invesco V.I. Mid Cap Growth Fund - Series II
Invesco Oppenheimer Discovery Mid Cap Growth Fund I4	Invesco V.I. Oppenheimer Discovery Mid Cap Growth Fund - Series I
Invesco Oppenheimer Discovery Mid Cap Growth Fund II5	Invesco V.I. Oppenheimer Discovery Mid Cap Growth Fund - Series II
Invesco Small Cap Equity II	Invesco V.I. Small Cap Equity Fund - Series II

JP Morgan Insurance Trust
JP Morgan Insurance Trust Mid Cap Value I	JP Morgan Insurance Trust Mid Cap Value Portfolio
JP Morgan Insurance Trust U.S. Equity I	JP Morgan Insurance Trust U.S. Equity Portfolio

ALPS Variable Investment Trust
Morningstar Aggressive Growth ETF Asset Allocation Class I	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class I
Morningstar Aggressive Growth ETF Asset Allocation Class II	Morningstar Aggressive Growth ETF Asset Allocation Portfolio — Class II
Morningstar Balanced ETF Asset Allocation Class I	Morningstar Balanced ETF Asset Allocation Portfolio — Class I
Morningstar Balanced ETF Asset Allocation Class II	Morningstar Balanced ETF Asset Allocation Portfolio — Class II
Morningstar Conservative ETF Asset Allocation Class I	Morningstar Conservative ETF Asset Allocation Portfolio — Class I
Morningstar Conservative ETF Asset Allocation Class II	Morningstar Conservative ETF Asset Allocation Portfolio — Class II
Morningstar Growth ETF Asset Allocation Class I	Morningstar Growth ETF Asset Allocation Portfolio — Class I
Morningstar Growth ETF Asset Allocation Class II	Morningstar Growth ETF Asset Allocation Portfolio — Class II
Morningstar Income & Growth ETF Asset Allocation Class I	Morningstar Income & Growth ETF Asset Allocation Portfolio — Class I
Morningstar Income & Growth ETF Asset Allocation Class II	Morningstar Income & Growth ETF Asset Allocation Portfolio — Class II

Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Mid Cap Growth Class S	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio — Class S
Neuberger Berman AMT Sustainable Equity Class S	Neuberger Berman AMT Sustainable Equity Portfolio — Class S

PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares
PIMCO CommodityRealReturn Strat.	PIMCO CommodityRealReturn® Strategy Portfolio —
Administrative Class	Administrative Class Shares
PIMCO Total Return Portfolio Advisor	PIMCO Total Return Portfolio — Advisor Class Shares

Symetra Separate Account C
Notes to Financial Statements
1.	ORGANIZATION (continued)

Sub-Account	Mutual Fund
Pioneer Variable Contracts Trust
Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I
Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II
Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I
Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II
Pioneer Mid Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I
Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II
Pioneer Select Mid Cap Growth VCT Class I	Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 2	Templeton Global Bond VIP Fund - Class 2
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Voya VP Natural Resource Trust
Voya Global High Dividend Low Volatility Portfolio - Class S6	Voya Global High Dividend Low Volatility Portfolio - Class S

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

Wanger Advisors Trust
Wanger USA	Wanger USA

Retail Mutual Funds available to the public outside of variable annuity contracts:

Neuberger Berman Advisers Management Trust
Neuberger Berman Genesis Advisor[7]	Neuberger Berman Genesis Fund — Advisor Class

1 Federated Hermes High Income Bond was known as Federated High Income Bond prior to April 28, 2020.
2 Federated Hermes Managed Volatility II was known as Federated Managed Volatility II prior to April 28, 2020.
3 Effective April 30, 2020 BNY Mellon Quality Bond was liquidated and no longer available for sale.
4 Invesco Mid Cap Growth Fund I was reorganized with Invesco Oppenheimer Discovery Mid Cap Growth Fund I on April 30, 2020.
5 Invesco Mid Cap Growth Fund II was reorganized with Invesco Oppenheimer Discovery Mid Cap Growth Fund II on April 30, 2020.
6 Voya Global High Dividend Low Volatility Portfolio – Class S was known as Voya Global Equity Portfolio – Class S prior to April 30, 2020.
7 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31,
2020.

Symetra Separate Account C
Notes to Financial Statements
2.SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.

3.     EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks and incurs asset-related administrative expenses related to the operations of the Separate Account. Optional benefit charges may be elected for a guaranteed minimum death benefit ("GMDB") and an earnings enhancement benefit ("EEB") for certain products. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these expenses. These charges are included in net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets. Symetra Life also deducts annual contract maintenance charges which are reflected as a contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. The table below describes the maximum charges for the fees and expenses charged by product.

Annual Periodic Charges	Mortality and expense risk[1]	Asset-related administrative[1]	Optional (GMDB)[1]	Optional (EEB)[1]	Contract Maintenance
Spinnaker & Mainsail	1.25%	0.15%	0.20%	0.15%	$30
Spinnaker Advisor	1.25%	0.20%	Not Available	Not Available	$30
Spinnaker Choice	1.40%	0.15%	0.20%	0.15%	No Charge
Focus	0.95%	0.40%	0.10%	Not Available	$40
Retirement Passport	1.25%	No Charge	Not Available	Not Available	$30
Retirement Passport — Calvert sub accounts	1.25%	0.10%	Not Available	Not Available	$30
Retirement Passport — Vanguard sub accounts	1.25%	0.25%	Not Available	Not Available	$30
1 As a percentage of average daily net assets of each sub-account deducted daily.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that

Symetra Separate Account C
Notes to Financial Statements

3.     EXPENSES AND RELATED PARTY TRANSACTIONS (continued)

exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.
The Retirement Passport product may allow the owner of the policy to take a loan against their account value. A loan application charge of $50 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance at the time the loan is approved. An annual loan maintenance charge of $35 or 2.50 percent of the loan amount, whichever is less, will be deducted from the sub-account with the highest balance. These charges are reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2020.

Sub-Account	Purchases	Proceeds From Sales
American Century Balanced	$566,949	$974,819
American Century Inflation Protection II	209,164	640,223
American Century International	322,571	1,286,005
American Century Large Company Value II	95,179	95,440
American Century Ultra I	37,233	71,023
American Century Ultra II	102,106	332,429
American Century Value	203,787	270,275
BNY Mellon Appreciation	324,510	306,116
BNY Mellon MidCap Stock	166,408	1,020,016
BNY Mellon Quality Bond[1]	29,778	1,621,939
BNY Mellon Stock Index	946,551	2,069,187
BNY Mellon Sustainable U.S. Equity	171,471	552,076
BNY Mellon Technology Growth	577,944	1,093,009
Calvert EAFE International Index F Class	21,801	19,380
Calvert Investment Grade Bond Index	655,334	671,499
Calvert Nasdaq 100 Index	335,961	1,189,198
Calvert Russell 2000 Small Cap Index F Class	99,284	197,314
Calvert S&P MidCap 400 Index F Class	63,586	49,789
Calvert SRI Balanced	42,398	15,993
Columbia VP Select Mid Cap Value Fund - Class 1	—	60
DWS Capital Growth VIP B	118,709	336,061
DWS CROCI International VIP - Class A	52,374	139,577
DWS Global Income Builder VIP A	367,346	785,169
DWS Global Small Cap VIP B	7,053	12,397
DWS International Growth VIP B Share	2,369	1,733
DWS Small Cap Index A Share	62,067	67,625
Federated Hermes High Income Bond[1]	103,929	164,167
Federated Hermes Managed Volatility II1	15,643	57,374
Fidelity Asset Manager	3,283	19,235
Fidelity Contrafund	350,491	4,141,352
Fidelity Contrafund II	39	82
Fidelity Equity-Income	335,389	816,595
Fidelity Freedom Funds 2010 II	317,080	5,219

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Fidelity Freedom Funds 2015 II	$8,202	$8,553
Fidelity Freedom Funds 2020 II	60,519	114,627
Fidelity Freedom Funds 2025 II	86,596	94,484
Fidelity Freedom Funds 2030 II	156,179	95,879
Fidelity Freedom Funds 2050 II	1,114	272
Fidelity Freedom Income Fund II	27,033	2,754
Fidelity Government Money Market Portfolio - Initial Class	2,759	3,579
Fidelity Government Money Market Portfolio - Service Class II	3,419,804	2,841,729
Fidelity Growth	1,468,984	1,753,290
Fidelity Growth & Income	390,967	845,443
Fidelity Growth Opportunities	292,179	457,293
Fidelity Index 500	98,139	98,226
Fidelity Mid Cap II	119,743	765,513
Fidelity Overseas II	8,015	15,713
Franklin Allocation VIP Fund - Class 2	138,007	70,950
Franklin Flex Cap Growth VIP Fund - Class 2	169,168	93,934
Franklin Income VIP Fund - Class 2	283,340	619,529
Franklin Mutual Shares VIP Fund - Class 2	297,054	527,211
Franklin Small Cap Value VIP Fund - Class 2	499,823	840,242
Franklin Small-Mid Cap Growth VIP Fund - Class 2	538,901	725,018
Franklin U.S. Government Securities VIP Fund - Class 2	1,257,610	1,197,846
Invesco American Franchise Fund I	419,187	478,553
Invesco American Franchise Fund II	71,066	264,752
Invesco Global Real Estate	228,635	520,841
Invesco Health Care	11,534	22,676
Invesco International Growth I	48,816	88,142
Invesco International Growth II	415,407	1,264,206
Invesco Mid Cap Growth Fund I1	39,160	158,054
Invesco Mid Cap Growth Fund II1	80,990	318,590
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	148,816	21,340
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	343,983	96,437
Invesco Small Cap Equity II	87,025	80,282
JP Morgan Insurance Trust Mid Cap Value I	526,516	604,420
JP Morgan Insurance Trust U.S. Equity I	176,106	382,545
Morningstar Aggressive Growth ETF Asset Allocation Class I	4,872	14,106
Morningstar Aggressive Growth ETF Asset Allocation Class II	76,373	198,502
Morningstar Balanced ETF Asset Allocation Class I	25,228	27,141
Morningstar Balanced ETF Asset Allocation Class II	240,596	864,291
Morningstar Conservative ETF Asset Allocation Class I	13,218	8,608
Morningstar Conservative ETF Asset Allocation Class II	42,347	76,628
Morningstar Growth ETF Asset Allocation Class I	5,006	4,001
Morningstar Growth ETF Asset Allocation Class II	188,921	610,403
Morningstar Income & Growth ETF Asset Allocation Class I	101,414	111,172
Morningstar Income & Growth ETF Asset Allocation Class II	80,471	187,034
Neuberger Berman AMT Mid Cap Growth Class S	33,020	329,588
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	2,276	10,360

Symetra Separate Account C
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
Neuberger Berman AMT Sustainable Equity Class S	$9,945	$4,216
PIMCO All Asset Portfolio Advisor	26,817	19,935
PIMCO CommodityRealReturn Strat. Administrative Class	148,206	227,459
PIMCO Total Return Portfolio Advisor	410,389	348,097
Pioneer Bond VCT Class I	88,332	295,303
Pioneer Equity Income VCT Class II	549,925	1,132,522
Pioneer Fund VCT Class I	3,280,057	3,168,548
Pioneer High Yield VCT Class II	130,157	289,470
Pioneer Mid Cap Value VCT Class I	224,982	467,141
Pioneer Real Estate VCT Class II	598,540	477,773
Pioneer Select Mid Cap Growth VCT Class I	2,774,054	4,257,319
Pioneer Strategic Income VCT Class II	278,815	1,010,529
Templeton Developing Markets VIP Fund - Class 2	127,158	221,744
Templeton Global Bond VIP Fund - Class 2	426,249	623,366
Templeton Growth VIP Fund - Class 2	147,532	438,291
Vanguard Balanced	15,131	36,263
Vanguard High Yield Bond	576,400	1,118,164
Vanguard International	129,708	280,457
Vanguard Mid-Cap Index	162,188	228,615
Vanguard Real Estate Index	58,367	61,228
Vanguard Total Bond Market Index	123,905	198,515
Vanguard Total Stock Market Index	369,121	634,379
Voya Global High Dividend Low Volatility Portfolio - Class S1	10,118	74,349
VY JPMorgan Emerging Markets Equity Portfolio Initial	41,676	57,154
Wanger USA	11,535	66,910
    1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

5.    CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units outstanding for the years ended December 31, 2020, and 2019 were as follows:

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
American Century Balanced	13,815	(41,810)	(27,995)	17,765	(72,788)	(55,023)
American Century Inflation Protection II	16,120	(47,981)	(31,861)	10,614	(69,877)	(59,263)
American Century International	18,487	(83,160)	(64,673)	18,537	(62,210)	(43,673)
American Century Large Company Value II	5,774	(5,354)	420	794	(872)	(78)
American Century Ultra I	67	(1,388)	(1,321)	263	(1,076)	(813)
American Century Ultra II	1,197	(9,830)	(8,633)	3,258	(6,724)	(3,466)
American Century Value	5,255	(10,151)	(4,896)	3,596	(24,091)	(20,495)
BNY Mellon Appreciation	1,802	(10,686)	(8,884)	1,925	(13,523)	(11,598)
BNY Mellon MidCap Stock	8,238	(40,508)	(32,270)	5,889	(45,231)	(39,342)
BNY Mellon Quality Bond[1]	1,436	(90,499)	(89,063)	2,397	(14,689)	(12,292)
BNY Mellon Stock Index	11,977	(57,184)	(45,207)	13,012	(60,403)	(47,391)
BNY Mellon Sustainable U.S. Equity	7,687	(34,379)	(26,692)	2,884	(29,702)	(26,818)
BNY Mellon Technology Growth	10,745	(59,846)	(49,101)	4,694	(35,775)	(31,081)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Calvert EAFE International Index F Class	1,619	(1,879)	(260)	1,993	(1,349)	644
Calvert Investment Grade Bond Index	46,918	(50,922)	(4,004)	18,842	(66,612)	(47,770)
Calvert Nasdaq 100 Index	5,076	(23,668)	(18,592)	5,793	(18,329)	(12,536)
Calvert Russell 2000 Small Cap Index F Class	3,293	(9,433)	(6,140)	2,788	(10,442)	(7,654)
Calvert S&P MidCap 400 Index F Class	2,436	(2,770)	(334)	2,664	(12,117)	(9,453)
Calvert SRI Balanced	1,195	(650)	545	8,228	(1,877)	6,351
DWS Capital Growth VIP B	1,086	(10,582)	(9,496)	3,493	(20,467)	(16,974)
DWS CROCI International VIP - Class A	563	(7,401)	(6,838)	1,520	(8,384)	(6,864)
DWS Global Income Builder VIP A	1,713	(20,979)	(19,266)	1,942	(21,637)	(19,695)
DWS Global Small Cap VIP B	622	(899)	(277)	651	(2,146)	(1,495)
DWS International Growth VIP B Share	155	(72)	83	121	(435)	(314)
DWS Small Cap Index A Share	2,001	(3,551)	(1,550)	1,547	(10,721)	(9,174)
Federated Hermes High Income Bond[1]	845	(4,913)	(4,068)	791	(4,520)	(3,729)
Federated Hermes Managed Volatility II1	130	(1,921)	(1,791)	63	(1,465)	(1,402)
Fidelity Asset Manager	16	(758)	(742)	16	(1,045)	(1,029)
Fidelity Contrafund	8,946	(82,874)	(73,928)	17,211	(137,137)	(119,926)
Fidelity Equity-Income	5,386	(29,129)	(23,743)	3,642	(19,543)	(15,901)
Fidelity Freedom Funds 2010 II	19,378	(226)	19,152	147	(45)	102
Fidelity Freedom Funds 2015 II	—	(412)	(412)	—	(674)	(674)
Fidelity Freedom Funds 2020 II	1,222	(6,360)	(5,138)	7,419	(17,279)	(9,860)
Fidelity Freedom Funds 2025 II	2,295	(4,756)	(2,461)	5,139	(4,458)	681
Fidelity Freedom Funds 2030 II	13,793	(14,528)	(735)	11,301	(14,065)	(2,764)
Fidelity Freedom Funds 2050 II	—	—	—	8	—	8
Fidelity Freedom Income Fund II	1,710	(63)	1,647	260	(10)	250
Fidelity Government Money Market Portfolio - Initial Class	283	(345)	(62)	181	(14,265)	(14,084)
Fidelity Government Money Market Portfolio - Service Class II	414,788	(346,740)	68,048	115,239	(245,124)	(129,885)
Fidelity Growth	5,865	(65,481)	(59,616)	9,213	(80,226)	(71,013)
Fidelity Growth & Income	4,708	(35,891)	(31,183)	4,071	(30,400)	(26,329)
Fidelity Growth Opportunities	603	(9,906)	(9,303)	954	(20,418)	(19,464)
Fidelity Index 500	3,806	(4,194)	(388)	3,618	(4,111)	(493)
Fidelity Mid Cap II	5,085	(30,593)	(25,508)	3,081	(40,944)	(37,863)
Fidelity Overseas II	678	(1,092)	(414)	4,691	(9,395)	(4,704)
Franklin Allocation VIP Fund - Class 2[1]	1,273	(4,411)	(3,138)	1,452	(4,273)	(2,821)
Franklin Flex Cap Growth VIP Fund - Class 2	3,969	(2,603)	1,366	895	(581)	314
Franklin Income VIP Fund - Class 2	7,442	(36,333)	(28,891)	12,321	(49,604)	(37,283)
Franklin Mutual Shares VIP Fund - Class 2	6,293	(28,871)	(22,578)	4,638	(27,442)	(22,804)
Franklin Small Cap Value VIP Fund - Class 2	12,404	(36,650)	(24,246)	8,003	(45,697)	(37,694)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,452	(30,624)	(27,172)	6,753	(41,826)	(35,073)
Franklin U.S. Government Securities VIP Fund - Class 2	106,883	(99,792)	7,091	22,138	(116,384)	(94,246)
Invesco American Franchise Fund I	2,363	(18,056)	(15,693)	4,267	(26,569)	(22,302)
Invesco American Franchise Fund II	780	(9,171)	(8,391)	1,918	(6,823)	(4,905)
Invesco Global Real Estate	2,430	(15,536)	(13,106)	1,145	(12,594)	(11,449)
Invesco Health Care	117	(526)	(409)	98	(301)	(203)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Invesco International Growth I	924	(2,509)	(1,585)	475	(6,731)	(6,256)
Invesco International Growth II	18,967	(79,257)	(60,290)	16,513	(123,566)	(107,053)
Invesco Mid Cap Growth Fund I1	4	(4,114)	(4,110)	42	(18)	24
Invesco Mid Cap Growth Fund II1	538	(12,496)	(11,958)	1,026	(3,432)	(2,406)
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1	3,882	(479)	3,403	—	—	—
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1	13,833	(4,318)	9,515	—	—	—
Invesco Small Cap Equity II	3,524	(4,363)	(839)	1,254	(8,381)	(7,127)
JP Morgan Insurance Trust Mid Cap Value I	8,352	(16,459)	(8,107)	4,089	(22,474)	(18,385)
JP Morgan Insurance Trust U.S. Equity I	988	(16,991)	(16,003)	2,094	(18,771)	(16,677)
Morningstar Aggressive Growth ETF Asset Allocation Class I	—	(830)	(830)	3,370	(3,705)	(335)
Morningstar Aggressive Growth ETF Asset Allocation Class II	2,015	(12,399)	(10,384)	2,515	(15,217)	(12,702)
Morningstar Balanced ETF Asset Allocation Class I	150	(1,321)	(1,171)	64	(13,232)	(13,168)
Morningstar Balanced ETF Asset Allocation Class II	10,688	(58,437)	(47,749)	5,630	(97,868)	(92,238)
Morningstar Conservative ETF Asset Allocation Class I	57	(176)	(119)	9	(483)	(474)
Morningstar Conservative ETF Asset Allocation Class II	3,290	(6,083)	(2,793)	249	(6,829)	(6,580)
Morningstar Growth ETF Asset Allocation Class I	—	(180)	(180)	—	(33)	(33)
Morningstar Growth ETF Asset Allocation Class II	4,783	(38,639)	(33,856)	2,959	(52,135)	(49,176)
Morningstar Income & Growth ETF Asset Allocation Class I	7,044	(7,881)	(837)	—	(1,020)	(1,020)
Morningstar Income & Growth ETF Asset Allocation Class II	4,676	(13,201)	(8,525)	3,221	(14,080)	(10,859)
Neuberger Berman AMT Guardian Class S	—	—	—	41	(6,206)	(6,165)
Neuberger Berman AMT Mid Cap Growth Class S	603	(13,049)	(12,446)	1,372	(5,749)	(4,377)
Neuberger Berman AMT Mid Cap Intrinsic Value Class S	158	(729)	(571)	168	(1,024)	(856)
Neuberger Berman AMT Sustainable Equity Class S	241	(122)	119	6,539	(1,025)	5,514
PIMCO All Asset Portfolio Advisor	826	(1,110)	(284)	583	(15,158)	(14,575)
PIMCO CommodityRealReturn Strat. Administrative Class	20,863	(43,241)	(22,378)	18,873	(50,762)	(31,889)
PIMCO Total Return Portfolio Advisor	49,219	(45,448)	3,771	21,259	(419)	20,840
Pioneer Bond VCT Class I	841	(7,050)	(6,209)	4,692	(10,413)	(5,721)
Pioneer Equity Income VCT Class II	15,516	(48,534)	(33,018)	8,020	(71,187)	(63,167)
Pioneer Fund VCT Class I	1,250	(20,893)	(19,643)	2,153	(30,413)	(28,260)
Pioneer High Yield VCT Class II	4,185	(16,010)	(11,825)	1,915	(19,454)	(17,539)
Pioneer Mid Cap Value VCT Class I	1,339	(10,726)	(9,387)	2,047	(15,577)	(13,530)
Pioneer Real Estate VCT Class II	8,741	(28,731)	(19,990)	3,852	(39,574)	(35,722)
Pioneer Select Mid Cap Growth VCT Class I	1,575	(31,788)	(30,213)	2,259	(38,775)	(36,516)
Pioneer Strategic Income VCT Class II	13,828	(63,050)	(49,222)	13,494	(90,108)	(76,614)
Templeton Developing Markets VIP Fund - Class 2	1,502	(8,197)	(6,695)	1,753	(14,279)	(12,526)
Templeton Global Bond VIP Fund - Class 2	11,214	(37,475)	(26,261)	9,170	(53,441)	(44,271)
Templeton Growth VIP Fund - Class 2	7,019	(28,585)	(21,566)	10,303	(41,047)	(30,744)

Symetra Separate Account C
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2020			2019
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Vanguard Balanced	—	(1,764)	(1,764)	45	(16,456)	(16,411)
Vanguard High Yield Bond	33,481	(69,326)	(35,845)	57,920	(44,509)	13,411
Vanguard International	6,381	(17,660)	(11,279)	8,653	(61,009)	(52,356)
Vanguard Mid-Cap Index	5,939	(12,426)	(6,487)	10,369	(36,494)	(26,125)
Vanguard Real Estate Index	3,865	(4,775)	(910)	2,900	(11,382)	(8,482)
Vanguard Total Bond Market Index	6,919	(12,755)	(5,836)	7,147	(64,929)	(57,782)
Vanguard Total Stock Market Index	12,281	(28,680)	(16,399)	12,826	(140,602)	(127,776)
Voya Global High Dividend Low Volatility Portfolio - Class S1	8	(1,974)	(1,966)	38	(1,027)	(989)
VY JPMorgan Emerging Markets Equity Portfolio Initial	98	(1,575)	(1,477)	108	(752)	(644)
Wanger USA	1	(489)	(488)	1	(17)	(16)

    1  Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Separate Account C
Notes to Financial Statements

6.ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by net investment income ratios, and expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2020.

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Century Balanced
	2020	$26.878	to	$25.997	300,616	$7,874,353	1.16%	1.40%	to	1.60%	10.96%	to	10.74%
	2019	24.223	to	23.475	328,611	7,755,438	1.53	1.40	to	1.60	18.19	to	17.95
	2018	20.495	to	19.903	383,635	7,695,737	1.39	1.40	to	1.60	(5.18)	to	(5.36)
	2017	21.614	to	21.031	431,794	9,146,859	1.52	1.40	to	1.60	12.33	to	12.11
	2016	19.241	to	18.760	511,002	9,593,595	1.58	1.40	to	1.60	5.51	to	5.30
American Century Inflation Protection II
	2020	14.193	to	13.863	189,130	2,681,490	1.31	1.40	to	1.55	8.03	to	7.87
	2019	13.138	to	12.852	220,991	2,900,440	2.27	1.40	to	1.55	7.39	to	7.23
	2018	12.234	to	11.986	280,254	3,425,094	2.81	1.40	to	1.55	(4.17)	to	(4.32)
	2017	12.767	to	12.527	309,458	3,947,335	2.49	1.40	to	1.55	2.23	to	2.08
	2016	12.488	to	12.272	395,021	4,928,768	1.85	1.40	to	1.55	2.93	to	2.79
American Century International
	2020	19.683	to	19.037	353,297	6,830,302	0.49	1.40	to	1.60	24.13	to	23.88
	2019	15.857	to	15.367	417,971	6,482,799	0.88	1.40	to	1.60	26.63	to	26.38
	2018	12.522	to	12.159	461,644	5,659,417	1.29	1.40	to	1.60	(16.40)	to	(16.58)
	2017	14.979	to	14.575	527,241	7,733,620	0.91	1.40	to	1.60	29.39	to	29.13
	2016	11.577	to	11.287	694,865	7,904,643	1.10	1.40	to	1.60	(6.81)	to	(7.00)
American Century Large Company Value II
	2020	22.048	to	21.367	16,267	358,381	1.57	1.40	to	1.60	1.06	to	0.86
	2019	21.816	to	21.185	15,848	345,430	1.90	1.40	to	1.60	25.54	to	25.29
	2018	17.378	to	16.909	15,926	276,520	1.55	1.40	to	1.60	(9.47)	to	(9.65)
	2017	19.196	to	18.715	20,955	401,884	1.58	1.40	to	1.60	9.42	to	9.20
	2016	17.543	to	17.139	27,617	483,634	1.96	1.40	to	1.60	13.43	to	13.20
American Century Ultra I
	2020	58.351	to	45.423	7,936	461,163	—	1.40	to	1.75	47.77	to	47.26
	2019	39.487	to	30.846	9,257	364,294	—	1.40	to	1.75	32.71	to	32.24
	2018	29.755	to	23.325	10,070	298,726	0.26	1.40	to	1.75	(0.65)	to	(1.00)
	2017	29.950	to	23.560	11,187	333,930	0.39	1.40	to	1.75	30.39	to	29.94
	2016	22.969	to	18.132	14,677	336,149	0.35	1.40	to	1.75	3.00	to	2.64
American Century Ultra II
	2020	46.844	to	46.522	13,056	611,387	—	1.40	to	1.45	47.47	to	47.40
	2019	31.765	to	31.562	21,688	688,887	—	1.40	to	1.45	32.59	to	32.52
	2018	23.957	to	23.816	25,154	602,574	0.11	1.40	to	1.45	(0.81)	to	(0.86)
	2017	24.152	to	24.022	28,065	677,781	0.24	1.40	to	1.45	30.17	to	30.11
	2016	18.554	to	18.463	28,225	523,692	0.19	1.40	to	1.45	2.91	to	2.85

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
American Century Value
	2020	$29.681	to	$25.373	88,554	$2,625,186	2.32%	1.40%	to	1.55%	(0.43)%	to	(0.58)%
	2019	29.808	to	25.520	93,450	2,782,716	2.10	1.40	to	1.55	25.27	to	25.09
	2018	23.795	to	20.402	113,945	2,708,809	1.63	1.40	to	1.55	(10.42)	to	(10.56)
	2017	26.564	to	22.810	133,184	3,534,326	1.61	1.40	to	1.55	7.24	to	7.08
	2016	24.770	to	21.302	176,854	4,377,222	1.75	1.40	to	1.55	18.81	to	18.63
BNY Mellon Appreciation
	2020	30.670	to	29.664	123,064	3,764,084	0.79	1.40	to	1.60	21.97	to	21.73
	2019	25.145	to	24.369	131,948	3,306,938	1.16	1.40	to	1.60	34.21	to	33.93
	2018	18.736	to	18.195	143,546	2,679,743	1.25	1.40	to	1.60	(8.16)	to	(8.34)
	2017	20.400	to	19.850	154,373	3,136,421	1.32	1.40	to	1.60	25.57	to	25.32
	2016	16.246	to	15.840	203,640	3,294,286	1.62	1.40	to	1.60	6.41	to	6.20
BNY Mellon MidCap Stock
	2020	31.027	to	30.010	205,588	6,268,108	0.85	1.40	to	1.60	6.60	to	6.39
	2019	29.106	to	28.207	237,858	6,799,461	0.66	1.40	to	1.60	18.51	to	18.27
	2018	24.559	to	23.849	277,200	6,678,013	0.58	1.40	to	1.60	(16.67)	to	(16.84)
	2017	29.472	to	28.678	322,002	9,320,219	1.15	1.40	to	1.60	13.77	to	13.55
	2016	25.904	to	25.255	462,806	11,798,432	1.09	1.40	to	1.60	13.87	to	13.64
BNY Mellon Quality Bond[1]
	2020	18.086	to	17.385	—	—	0.64	1.40	to	1.45	1.95	to	1.93
	2019	17.740	to	17.055	89,063	1,567,268	1.93	1.40	to	1.45	6.55	to	6.50
	2018	16.649	to	16.014	101,355	1,674,416	2.76	1.40	to	1.45	(3.91)	to	(3.96)
	2017	17.326	to	16.674	117,391	2,018,444	2.13	1.40	to	1.45	3.05	to	3.00
	2016	16.813	to	16.189	155,225	2,591,036	1.78	1.40	to	1.45	0.11	to	0.06
BNY Mellon Stock Index
	2020	42.052	to	40.673	226,188	9,484,699	1.31	1.40	to	1.60	16.08	to	15.84
	2019	36.228	to	35.110	271,395	9,803,608	1.44	1.40	to	1.60	29.03	to	28.77
	2018	28.078	to	27.266	318,786	8,925,227	1.38	1.40	to	1.60	(6.18)	to	(6.37)
	2017	29.929	to	29.122	382,877	11,428,321	1.39	1.40	to	1.60	19.53	to	19.29
	2016	25.039	to	24.412	587,423	14,672,605	1.75	1.40	to	1.60	9.90	to	9.68
BNY Mellon Sustainable U.S. Equity
	2020	20.371	to	33.986	129,185	2,630,663	1.18	1.40	to	1.55	22.41	to	22.23
	2019	16.641	to	27.804	155,877	2,579,312	1.51	1.40	to	1.55	32.49	to	32.29
	2018	12.560	to	21.017	182,695	2,285,181	1.83	1.40	to	1.55	(5.73)	to	(5.88)
	2017	13.324	to	22.330	224,275	2,963,588	1.20	1.40	to	1.55	13.73	to	13.56
	2016	11.715	to	19.663	276,476	3,217,334	1.28	1.40	to	1.55	8.84	to	8.68
BNY Mellon Technology Growth
	2020	22.990	to	20.717	206,399	4,632,904	0.26	1.40	to	1.45	67.57	to	67.48
	2019	13.720	to	12.370	255,500	3,429,202	—	1.40	to	1.45	24.06	to	24.01
	2018	11.059	to	9.975	286,581	3,105,332	—	1.40	to	1.45	(2.37)	to	(2.42)
	2017	11.327	to	10.222	331,604	3,686,960	—	1.40	to	1.45	40.67	to	40.59
	2016	8.052	to	7.271	385,254	3,052,626	—	1.40	to	1.45	3.27	to	3.22

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Calvert EAFE International Index F Class
	2020	$10.671	to	$10.604	27,607	$293,447	3.42%	1.40%	to	1.45%	6.06%	to	6.01%
	2019	10.061	to	10.003	27,867	279,353	2.69	1.40	to	1.45	19.32	to	19.27
	2018	8.432	to	8.387	27,223	228,778	3.27	1.40	to	1.45	(15.01)	to	(15.05)
	2017	9.921	to	9.873	27,867	275,663	2.48	1.40	to	1.45	22.72	to	22.66
	2016	8.084	to	8.049	29,730	239,929	2.74	1.40	to	1.45	(1.15)	to	(1.20)
Calvert Investment Grade Bond Index
	2020	13.882	to	13.794	203,232	2,820,837	2.96	1.40	to	1.45	5.85	to	5.79
	2019	13.115	to	13.039	207,236	2,717,455	3.09	1.40	to	1.45	6.90	to	6.85
	2018	12.268	to	12.203	255,006	3,127,857	3.02	1.40	to	1.45	(1.76)	to	(1.81)
	2017	12.488	to	12.428	275,044	3,434,126	2.68	1.40	to	1.45	2.06	to	2.01
	2016	12.236	to	12.183	340,416	4,164,499	2.81	1.40	to	1.45	1.17	to	1.12
Calvert Nasdaq 100 Index
	2020	59.876	to	59.498	64,930	3,885,296	0.42	1.40	to	1.45	46.17	to	46.10
	2019	40.964	to	40.725	83,522	3,418,624	0.49	1.40	to	1.45	36.85	to	36.78
	2018	29.933	to	29.774	96,058	2,873,099	0.55	1.40	to	1.45	(1.86)	to	(1.91)
	2017	30.500	to	30.353	97,726	2,978,593	0.49	1.40	to	1.45	30.51	to	30.45
	2016	23.369	to	23.268	114,963	2,683,339	0.54	1.40	to	1.45	5.11	to	5.07
Calvert Russell 2000 Small Cap Index F Class
	2020	25.098	to	24.940	34,645	868,196	1.07	1.40	to	1.45	17.74	to	17.69
	2019	21.316	to	21.192	40,786	868,258	0.86	1.40	to	1.45	23.09	to	23.02
	2018	17.318	to	17.226	48,440	838,101	0.96	1.40	to	1.45	(12.70)	to	(12.74)
	2017	19.838	to	19.742	63,887	1,265,834	0.73	1.40	to	1.45	12.51	to	12.45
	2016	17.632	to	17.556	89,185	1,570,762	0.41	1.40	to	1.45	18.95	to	18.89
Calvert S&P MidCap 400 Index F Class
	2020	25.769	to	25.607	29,590	761,199	1.24	1.40	to	1.45	11.52	to	11.47
	2019	23.107	to	22.972	29,923	690,432	1.04	1.40	to	1.45	23.82	to	23.75
	2018	18.662	to	18.563	39,377	734,158	1.10	1.40	to	1.45	(12.81)	to	(12.85)
	2017	21.403	to	21.300	43,805	936,540	0.64	1.40	to	1.45	14.02	to	13.96
	2016	18.771	to	18.690	55,148	1,033,875	0.55	1.40	to	1.45	18.30	to	18.24
Calvert SRI Balanced
	2020	21.671	to	21.535	23,654	512,584	1.54	1.40	to	1.45	13.66	to	13.61
	2019	19.067	to	18.956	23,108	440,616	1.55	1.40	to	1.45	22.67	to	22.61
	2018	15.543	to	15.460	16,757	260,458	1.77	1.40	to	1.45	(4.03)	to	(4.08)
	2017	16.195	to	16.117	15,502	251,067	2.05	1.40	to	1.45	10.44	to	10.39
	2016	14.664	to	14.600	16,593	243,348	1.90	1.40	to	1.45	6.36	to	6.31
Columbia VP Select Mid Cap Value Fund - Class 1
	2020	28.361	to	28.361	205	5,805	—	1.25	to	1.25	6.15	to	6.15
	2019	26.719	to	26.719	205	5,468	—	1.25	to	1.25	29.99	to	29.99
	2018	20.555	to	20.555	205	4,206	—	1.25	to	1.25	(14.38)	to	(14.38)
	2017	24.006	to	24.006	205	4,910	—	1.25	to	1.25	12.14	to	12.14
	2016	21.408	to	21.408	205	4,380	—	1.25	to	1.25	12.73	to	12.73

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
DWS Capital Growth VIP B
	2020	$37.004	to	$36.771	41,732	$1,543,899	0.27%	1.40%	to	1.45%	36.77	to	36.71%
	2019	27.055	to	26.898	51,228	1,385,653	0.17	1.40	to	1.45	34.89	to	34.82
	2018	20.057	to	19.951	68,201	1,367,699	0.50	1.40	to	1.45	(3.24)	to	(3.29)
	2017	20.729	to	20.630	93,890	1,946,058	0.50	1.40	to	1.45	24.22	to	24.16
	2016	16.688	to	16.616	146,252	2,440,138	0.53	1.40	to	1.45	2.56	to	2.50
DWS CROCI International VIP - Class A
	2020	19.078	to	8.910	84,248	1,580,215	3.51	1.40	to	1.45	1.19	to	1.14
	2019	18.854	to	8.810	91,086	1,690,650	3.04	1.40	to	1.45	20.08	to	20.03
	2018	15.701	to	7.340	97,950	1,520,683	1.05	1.40	to	1.45	(15.60)	to	(15.64)
	2017	18.602	to	8.701	108,047	1,989,565	6.98	1.40	to	1.45	20.28	to	20.21
	2016	15.466	to	7.238	125,632	1,923,765	10.81	1.40	to	1.45	(0.66)	to	(0.70)
DWS Global Income Builder VIP A
	2020	40.703	to	16.860	177,146	6,598,060	3.20	1.40	to	1.45	6.77	to	6.72
	2019	38.121	to	15.798	196,412	6,886,224	3.82	1.40	to	1.45	18.49	to	18.43
	2018	32.171	to	13.339	216,107	6,372,643	3.81	1.40	to	1.45	(8.95)	to	(9.00)
	2017	35.335	to	14.658	242,509	7,879,478	3.05	1.40	to	1.45	14.92	to	14.87
	2016	30.747	to	12.761	294,890	8,193,073	4.16	1.40	to	1.45	5.33	to	5.28
DWS Global Small Cap VIP B
	2020	15.362	to	15.265	6,755	103,766	0.59	1.40	to	1.45	15.31	to	15.26
	2019	13.322	to	13.244	7,031	93,670	—	1.40	to	1.45	19.39	to	19.34
	2018	11.158	to	11.098	8,526	95,111	—	1.40	to	1.45	(21.85)	to	(21.89)
	2017	14.278	to	14.209	11,820	168,639	—	1.40	to	1.45	17.94	to	17.89
	2016	12.106	to	12.053	17,534	211,955	0.13	1.40	to	1.45	(0.07)	to	(0.12)
DWS International Growth VIP B Share
	2020	15.141	to	15.141	5,992	90,718	1.20	1.40	to	1.40	20.59	to	20.59
	2019	12.556	to	12.556	5,908	74,183	1.01	1.40	to	1.40	29.02	to	29.02
	2018	9.732	to	9.732	6,222	60,550	0.90	1.40	to	1.40	(18.08)	to	(18.08)
	2017	11.880	to	11.880	2,962	35,189	0.08	1.40	to	1.40	23.53	to	23.53
	2016	9.617	to	9.617	2,342	22,525	0.36	1.40	to	1.40	1.94	to	1.94
DWS Small Cap Index A Share
	2020	28.055	to	26.501	11,828	324,163	1.03	1.00	to	1.45	18.25	to	17.71
	2019	23.726	to	22.513	13,378	311,121	1.12	1.00	to	1.45	23.97	to	23.42
	2018	19.138	to	18.241	22,553	426,061	0.91	1.00	to	1.45	(14.54)	to	(12.52)
	2017	22.395	to	20.851	25,387	558,375	0.93	1.00	to	1.45	14.04	to	12.69
	2016	19.637	to	18.503	26,713	514,912	1.08	1.00	to	1.45	20.85	to	19.29
Federated Hermes High Income Bond[1]
	2020	33.301	to	27.091	45,633	1,491,426	6.00	1.40	to	1.45	4.12	to	4.07
	2019	31.983	to	26.032	49,700	1,561,957	6.16	1.40	to	1.45	12.95	to	12.90
	2018	28.315	to	23.058	53,429	1,486,822	8.15	1.40	to	1.45	(4.64)	to	(4.69)
	2017	29.693	to	24.192	59,244	1,727,266	6.93	1.40	to	1.45	5.46	to	5.40
	2016	28.156	to	22.952	68,568	1,892,296	6.51	1.40	to	1.45	13.23	to	13.18

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Federated Hermes Managed Volatility II1
	2020	$28.974	to	$17.177	17,654	$511,498	2.64%	1.40%	to	1.45%	(0.47)	to	(0.53)%
	2019	29.111	to	17.268	19,445	566,072	2.10	1.40	to	1.45	18.55	to	18.50
	2018	24.555	to	14.572	20,847	511,909	2.96	1.40	to	1.45	(9.77)	to	(9.82)
	2017	27.215	to	16.159	24,415	660,902	4.02	1.40	to	1.45	16.48	to	16.42
	2016	23.365	to	13.880	28,247	656,708	5.02	1.40	to	1.45	6.19	to	6.14
Fidelity Asset Manager
	2020	25.622	to	25.397	4,563	116,909	1.41	1.40	to	1.45	13.27	to	13.22
	2019	22.620	to	22.432	5,305	119,995	1.69	1.40	to	1.45	16.60	to	16.55
	2018	19.399	to	19.247	6,334	122,866	1.67	1.40	to	1.45	(6.67)	to	(6.72)
	2017	20.786	to	20.634	6,674	138,730	1.75	1.40	to	1.45	12.53	to	12.47
	2016	18.472	to	18.347	8,902	164,453	1.44	1.40	to	1.45	1.64	to	1.59
Fidelity Contrafund
	2020	56.875	to	55.010	517,569	29,344,223	0.25	1.40	to	1.60	28.75	to	28.50
	2019	44.174	to	42.811	591,497	26,049,303	0.44	1.40	to	1.60	29.75	to	29.49
	2018	34.046	to	33.061	711,423	24,150,691	0.68	1.40	to	1.60	(7.68)	to	(7.87)
	2017	36.880	to	35.886	818,416	30,074,103	0.95	1.40	to	1.60	20.19	to	19.95
	2016	30.686	to	29.918	1,071,099	32,766,299	0.78	1.40	to	1.60	6.51	to	6.30
Fidelity Contrafund II
	2020	35.968	to	35.968	213	7,689	0.08	1.25	to	1.25	28.62	to	28.62
	2019	27.965	to	27.965	213	5,981	0.22	1.25	to	1.25	29.64	to	29.64
	2018	21.571	to	21.571	213	4,612	0.45	1.25	to	1.25	(7.80)	to	(7.80)
	2017	23.397	to	23.397	213	4,992	0.78	1.25	to	1.25	20.08	to	20.08
	2016	19.485	to	19.485	213	4,144	0.64	1.25	to	1.25	6.40	to	6.40
Fidelity Equity-Income
	2020	32.368	to	31.306	119,227	3,852,454	1.74	1.40	to	1.60	5.21	to	5.00
	2019	30.765	to	29.815	142,969	4,390,575	1.97	1.40	to	1.60	25.67	to	25.42
	2018	24.480	to	23.772	158,871	3,882,557	2.10	1.40	to	1.60	(9.58)	to	(9.76)
	2017	27.073	to	26.342	209,709	5,668,292	1.52	1.40	to	1.60	11.33	to	11.11
	2016	24.317	to	23.709	322,908	7,841,209	2.18	1.40	to	1.60	16.38	to	16.15
Fidelity Freedom Funds 2010 II
	2020	17.226	to	17.118	19,535	336,512	2.28	1.40	to	1.45	10.68	to	10.62
	2019	15.564	to	15.474	383	5,959	2.22	1.40	to	1.45	14.14	to	14.09
	2018	13.636	to	13.563	281	3,829	0.05	1.40	to	1.45	(5.60)	to	(5.65)
	2017	14.445	to	14.375	192	2,775	0.36	1.40	to	1.45	11.24	to	11.18
	2016	12.986	to	12.930	1,329	17,256	0.62	1.40	to	1.45	3.77	to	3.72
Fidelity Freedom Funds 2015 II
	2020	17.937	to	17.823	8,412	150,888	1.05	1.40	to	1.45	11.99	to	11.93
	2019	16.017	to	15.924	8,825	141,341	1.81	1.40	to	1.45	16.33	to	16.28
	2018	13.768	to	13.695	9,499	130,781	1.36	1.40	to	1.45	(6.61)	to	(6.65)
	2017	14.742	to	14.671	10,314	152,046	1.06	1.40	to	1.45	13.21	to	13.15
	2016	13.022	to	12.966	14,160	184,409	0.96	1.40	to	1.45	4.12	to	4.06

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Freedom Funds 2020 II
	2020	$18.340	to	$18.224	34,846	$637,624	0.99%	1.40%	to	1.45%	13.13	to	13.07%
	2019	16.212	to	16.117	39,984	646,965	1.74	1.40	to	1.45	18.21	to	18.15
	2018	13.714	to	13.641	49,845	682,815	1.20	1.40	to	1.45	(7.39)	to	(7.44)
	2017	14.809	to	14.737	57,320	848,177	1.26	1.40	to	1.45	14.65	to	14.59
	2016	12.917	to	12.861	69,962	903,316	1.69	1.40	to	1.45	4.34	to	4.29
Fidelity Freedom Funds 2025 II
	2020	19.592	to	19.468	54,918	1,074,599	1.00	1.40	to	1.45	14.07	to	14.01
	2019	17.175	to	17.075	57,380	984,428	1.90	1.40	to	1.45	19.82	to	19.77
	2018	14.334	to	14.257	56,699	811,860	1.28	1.40	to	1.45	(8.08)	to	(8.13)
	2017	15.594	to	15.518	57,550	896,584	0.92	1.40	to	1.45	15.94	to	15.88
	2016	13.450	to	13.392	85,731	1,152,453	1.43	1.40	to	1.45	4.51	to	4.46
Fidelity Freedom Funds 2030 II
	2020	19.956	to	19.830	91,743	1,830,866	1.00	1.40	to	1.45	15.02	to	14.96
	2019	17.350	to	17.249	92,478	1,604,503	1.83	1.40	to	1.45	22.39	to	22.32
	2018	14.176	to	14.101	95,242	1,350,188	1.19	1.40	to	1.45	(9.34)	to	(9.39)
	2017	15.637	to	15.562	77,407	1,210,404	1.04	1.40	to	1.45	19.02	to	18.97
	2016	13.138	to	13.081	98,096	1,288,787	1.34	1.40	to	1.45	4.90	to	4.85
Fidelity Freedom Funds 2050 II
	2020	27.220	to	27.220	952	25,919	0.77	1.25	to	1.25	17.52	to	17.52
	2019	23.162	to	23.162	952	22,055	1.57	1.25	to	1.25	26.62	to	26.62
	2018	18.292	to	18.292	944	17,275	0.98	1.25	to	1.25	(11.25)	to	(11.25)
	2017	20.611	to	20.611	856	17,636	1.07	1.25	to	1.25	21.78	to	21.78
	2016	16.925	to	16.925	761	12,893	1.39	1.25	to	1.25	5.24	to	5.24
Fidelity Freedom Income Fund II
	2020	14.624	to	14.532	12,486	182,174	1.14	1.40	to	1.45	8.75	to	8.70
	2019	13.447	to	13.369	10,839	145,398	1.89	1.40	to	1.45	10.08	to	10.02
	2018	12.216	to	12.151	10,589	129,059	1.49	1.40	to	1.45	(3.64)	to	(3.69)
	2017	12.677	to	12.616	10,912	138,047	1.26	1.40	to	1.45	6.85	to	6.80
	2016	11.864	to	11.813	9,505	112,783	1.29	1.40	to	1.45	2.73	to	2.68
Fidelity Government Money Market Portfolio - Initial Class
	2020	9.710	to	9.259	2,354	22,160	0.33	1.10	to	1.45	(0.78)	to	(1.13)
	2019	9.786	to	9.365	2,416	22,977	2.13	1.10	to	1.45	0.90	to	0.55
	2018	9.699	to	9.314	16,500	156,286	1.55	1.10	to	1.45	0.54	to	0.18
	2017	9.647	to	9.297	46,710	441,661	0.67	1.10	to	1.45	(0.42)	to	(0.77)
	2016	9.688	to	9.369	49,091	466,789	0.21	1.10	to	1.45	(0.89)	to	(1.23)
Fidelity Government Money Market Portfolio - Service Class II
	2020	9.057	to	9.382	660,525	6,370,522	0.21	1.25	to	1.60	(1.01)	to	(1.36)
	2019	9.149	to	9.511	592,477	5,792,449	1.76	1.25	to	1.60	0.49	to	0.15
	2018	9.104	to	9.497	722,363	7,003,609	1.39	1.25	to	1.60	0.13	to	(0.22)
	2017	9.092	to	9.518	726,797	7,094,105	0.40	1.25	to	1.60	(0.82)	to	(1.16)
	2016	9.167	to	9.630	936,131	9,221,875	0.01	1.25	to	1.60	(1.22)	to	(1.57)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Growth
	2020	$30.509	to	$46.239	583,153	$17,725,931	0.07%	1.40%	to	1.75%	41.90	to	41.40%
	2019	21.501	to	32.701	642,769	13,768,061	0.26	1.40	to	1.75	32.44	to	31.98
	2018	16.234	to	24.777	713,782	11,540,602	0.24	1.40	to	1.75	(1.56)	to	(1.91)
	2017	16.492	to	25.259	804,743	13,218,686	0.22	1.40	to	1.75	33.27	to	32.80
	2016	12.375	to	19.021	1,047,500	12,907,830	0.04	1.40	to	1.75	(0.60)	to	(0.94)
Fidelity Growth & Income
	2020	25.995	to	25.143	175,639	4,524,711	2.08	1.40	to	1.60	6.35	to	6.14
	2019	24.444	to	23.689	206,823	5,012,179	3.60	1.40	to	1.60	28.25	to	27.99
	2018	19.060	to	18.509	233,152	4,406,674	0.35	1.40	to	1.60	(10.26)	to	(10.43)
	2017	21.238	to	20.665	277,880	5,856,898	1.18	1.40	to	1.60	15.28	to	15.05
	2016	18.423	to	17.962	374,777	6,854,049	1.68	1.40	to	1.60	14.47	to	14.24
Fidelity Growth Opportunities
	2020	55.080	to	48.683	120,294	6,561,153	0.01	1.40	to	1.45	66.31	to	66.23
	2019	33.118	to	29.286	129,597	4,252,485	0.15	1.40	to	1.45	38.88	to	38.82
	2018	23.846	to	21.097	149,061	3,525,066	0.12	1.40	to	1.45	10.89	to	10.83
	2017	21.504	to	19.035	176,686	3,772,644	0.30	1.40	to	1.45	32.64	to	32.58
	2016	16.212	to	14.357	203,159	3,273,148	0.33	1.40	to	1.45	(1.05)	to	(1.11)
Fidelity Index 500
	2020	27.329	to	26.417	44,602	1,203,862	1.76	1.20	to	1.45	16.83	to	16.54
	2019	23.392	to	22.668	44,990	1,040,805	1.98	1.20	to	1.45	29.78	to	29.46
	2018	18.024	to	17.510	45,483	811,062	1.75	1.20	to	1.45	(5.64)	to	(5.87)
	2017	19.101	to	18.602	55,747	1,054,317	1.78	1.20	to	1.45	20.27	to	19.97
	2016	15.882	to	15.506	60,409	950,868	1.46	1.20	to	1.45	10.53	to	10.25
Fidelity Mid Cap II
	2020	33.565	to	32.529	122,477	4,105,808	0.40	1.40	to	1.60	16.23	to	16.00
	2019	28.879	to	28.043	147,985	4,268,024	0.65	1.40	to	1.60	21.46	to	21.21
	2018	23.776	to	23.135	185,848	4,412,794	0.38	1.40	to	1.60	(15.97)	to	(16.13)
	2017	28.293	to	27.585	228,474	6,455,164	0.46	1.40	to	1.60	18.86	to	18.63
	2016	23.803	to	23.253	342,589	8,145,469	0.29	1.40	to	1.60	10.37	to	10.15
Fidelity Overseas II
	2020	13.291	to	13.207	29,339	389,894	0.22	1.40	to	1.45	13.73	to	13.68
	2019	11.686	to	11.618	29,753	347,675	1.50	1.40	to	1.45	25.72	to	25.67
	2018	9.295	to	9.245	34,457	320,247	1.39	1.40	to	1.45	(16.25)	to	(16.29)
	2017	11.098	to	11.044	27,157	301,351	1.39	1.40	to	1.45	28.20	to	28.12
	2016	8.657	to	8.620	25,019	216,609	1.17	1.40	to	1.45	(6.58)	to	(6.63)
Franklin Allocation VIP Fund - Class 2
	2020	16.794	to	16.794	25,930	435,455	1.51	1.40	to	1.40	10.19	to	10.19
	2019	15.241	to	15.241	29,068	443,017	3.51	1.40	to	1.40	18.19	to	18.19
	2018	12.895	to	12.895	31,890	411,206	3.08	1.40	to	1.40	(10.91)	to	(10.91)
	2017	14.474	to	14.474	32,388	468,785	2.65	1.40	to	1.40	10.42	to	10.42
	2016	13.108	to	13.108	42,555	557,858	3.86	1.40	to	1.40	11.61	to	11.61

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Flex Cap Growth VIP Fund - Class 2
	2020	$41.908	to	$40.934	16,311	$683,550	—%	1.40%	to	1.55%	42.87	to	42.66%
	2019	29.333	to	28.694	14,946	438,372	—	1.40	to	1.55	29.35	to	29.15
	2018	22.678	to	22.218	14,631	331,796	—	1.40	to	1.55	1.69	to	1.54
	2017	22.301	to	21.881	16,898	376,823	—	1.40	to	1.55	25.18	to	25.00
	2016	17.815	to	17.505	18,181	323,912	—	1.40	to	1.55	(4.23)	to	(4.38)
Franklin Income VIP Fund - Class 2
	2020	19.629	to	19.007	175,385	3,439,598	5.86	1.40	to	1.60	(0.70)	to	(0.91)
	2019	19.768	to	19.181	204,277	4,034,189	5.42	1.40	to	1.60	14.44	to	14.22
	2018	17.273	to	16.793	241,560	4,168,007	4.75	1.40	to	1.60	(5.64)	to	(5.83)
	2017	18.306	to	17.833	274,076	5,012,568	4.04	1.40	to	1.60	8.15	to	7.93
	2016	16.926	to	16.522	368,939	6,239,411	4.94	1.40	to	1.60	12.44	to	12.22
Franklin Mutual Shares VIP Fund - Class 2
	2020	21.786	to	19.989	166,862	3,633,025	2.80	1.40	to	1.55	(6.37)	to	(6.51)
	2019	23.267	to	21.380	189,440	4,405,015	1.79	1.40	to	1.55	20.87	to	20.69
	2018	19.250	to	17.715	212,244	4,083,528	2.35	1.40	to	1.55	(10.34)	to	(10.48)
	2017	21.469	to	19.788	249,557	5,354,810	2.01	1.40	to	1.55	6.84	to	6.69
	2016	20.094	to	18.548	354,338	7,117,283	1.94	1.40	to	1.55	14.45	to	14.28
Franklin Small Cap Value VIP Fund - Class 2
	2020	28.270	to	27.397	166,052	4,689,782	1.52	1.40	to	1.60	3.73	to	3.52
	2019	27.254	to	26.465	190,298	5,181,492	1.07	1.40	to	1.60	24.59	to	24.34
	2018	21.875	to	21.284	227,993	4,982,783	0.88	1.40	to	1.60	(14.09)	to	(14.27)
	2017	25.464	to	24.826	273,048	6,947,392	0.51	1.40	to	1.60	9.12	to	8.90
	2016	23.336	to	22.797	418,611	9,762,213	0.83	1.40	to	1.60	28.38	to	28.12
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2020	29.332	to	41.765	151,122	4,429,856	—	1.40	to	1.55	52.94	to	52.71
	2019	19.179	to	27.349	178,294	3,418,001	—	1.40	to	1.55	29.61	to	29.41
	2018	14.798	to	21.133	213,367	3,143,476	—	1.40	to	1.55	(6.70)	to	(6.84)
	2017	15.860	to	22.684	246,335	3,884,452	—	1.40	to	1.55	19.72	to	19.54
	2016	13.248	to	18.976	328,106	4,317,717	—	1.40	to	1.55	2.73	to	2.57
Franklin U.S. Government Securities VIP Fund - Class 2
	2020	16.620	to	16.209	343,768	5,464,967	3.39	1.40	to	1.55	2.39	to	2.23
	2019	16.232	to	15.855	336,678	5,385,469	2.95	1.40	to	1.55	3.77	to	3.61
	2018	15.643	to	15.302	430,924	6,641,094	2.72	1.40	to	1.55	(1.06)	to	(1.21)
	2017	15.811	to	15.490	485,673	7,572,017	2.58	1.40	to	1.55	(0.07)	to	(0.22)
	2016	15.822	to	15.524	607,929	9,487,125	2.44	1.40	to	1.55	(0.73)	to	(0.88)
Invesco American Franchise Fund I
	2020	29.559	to	29.343	210,971	6,234,553	0.07	1.40	to	1.45	40.38	to	40.30
	2019	21.057	to	20.914	226,664	4,771,769	—	1.40	to	1.45	34.85	to	34.79
	2018	15.615	to	15.516	248,967	3,886,740	—	1.40	to	1.45	(4.97)	to	(5.02)
	2017	16.432	to	16.336	286,704	4,710,219	0.08	1.40	to	1.45	25.58	to	25.52
	2016	13.085	to	13.015	353,096	4,619,656	—	1.40	to	1.45	0.85	to	0.80

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco American Franchise Fund II
	2020	$35.283	to	$34.464	25,117	$885,968	—%	1.40%	to	1.55%	40.02	to	39.81%
	2019	25.198	to	24.650	33,507	844,146	—	1.40	to	1.55	34.53	to	34.33
	2018	18.730	to	18.350	38,412	719,287	—	1.40	to	1.55	(5.24)	to	(5.38)
	2017	19.765	to	19.393	43,819	865,751	—	1.40	to	1.55	25.27	to	25.08
	2016	15.778	to	15.505	65,793	1,037,799	—	1.40	to	1.55	0.60	to	0.45
Invesco Global Real Estate
	2020	34.793	to	22.251	64,995	2,238,534	4.84	1.40	to	1.75	(13.54)	to	(13.84)
	2019	40.241	to	25.825	78,101	3,111,051	4.33	1.40	to	1.75	21.29	to	20.87
	2018	33.178	to	21.366	89,550	2,940,091	3.70	1.40	to	1.75	(7.46)	to	(7.79)
	2017	35.854	to	23.171	103,558	3,677,292	3.04	1.40	to	1.75	11.48	to	11.09
	2016	32.161	to	20.857	139,715	4,447,623	1.54	1.40	to	1.75	0.63	to	0.27
Invesco Health Care
	2020	41.995	to	41.626	8,059	337,884	0.32	1.40	to	1.45	12.87	to	12.81
	2019	37.207	to	36.898	8,468	314,516	0.04	1.40	to	1.45	30.66	to	30.59
	2018	28.476	to	28.254	8,671	246,498	—	1.40	to	1.45	(0.51)	to	(0.56)
	2017	28.621	to	28.412	9,603	274,380	0.35	1.40	to	1.45	14.22	to	14.16
	2016	25.057	to	24.887	11,336	283,628	—	1.40	to	1.45	(12.69)	to	(12.73)
Invesco International Growth I
	2020	37.975	to	27.872	15,196	571,874	2.31	1.40	to	1.55	12.41	to	12.24
	2019	33.782	to	24.832	16,781	561,883	1.45	1.40	to	1.55	26.79	to	26.60
	2018	26.645	to	19.615	23,037	609,452	1.86	1.40	to	1.55	(16.17)	to	(16.29)
	2017	31.783	to	23.433	29,058	909,354	1.34	1.40	to	1.55	21.30	to	21.11
	2016	26.203	to	19.348	40,569	1,050,126	1.32	1.40	to	1.55	(1.83)	to	(1.98)
Invesco International Growth II
	2020	18.677	to	17.734	299,492	5,591,308	2.06	1.40	to	1.75	12.15	to	11.77
	2019	16.653	to	15.867	359,782	5,988,978	1.24	1.40	to	1.75	26.46	to	26.01
	2018	13.169	to	12.592	466,835	6,145,384	1.73	1.40	to	1.75	(16.39)	to	(16.68)
	2017	15.750	to	15.113	562,136	8,850,889	1.16	1.40	to	1.75	21.02	to	20.60
	2016	13.014	to	12.531	882,578	11,482,898	1.16	1.40	to	1.75	(2.08)	to	(2.42)
Invesco Mid Cap Growth Fund I1
	2020	34.539	to	34.246	—	—	—	1.40	to	1.45	(5.94)	to	(5.96)
	2019	36.721	to	36.416	4,110	150,871	—	1.40	to	1.45	32.48	to	32.41
	2018	27.719	to	27.503	4,086	113,219	—	1.40	to	1.45	(6.91)	to	(6.95)
	2017	29.775	to	29.557	4,540	135,071	—	1.40	to	1.45	20.79	to	20.73
	2016	24.650	to	24.482	4,574	112,664	—	1.40	to	1.45	(0.64)	to	(0.69)
Invesco Mid Cap Growth Fund II1
	2020	19.512	to	19.102	—	—	—	1.40	to	1.55	(5.82)	to	(5.87)
	2019	20.718	to	20.293	11,958	247,616	—	1.40	to	1.55	32.14	to	31.94
	2018	15.679	to	15.380	14,364	225,112	—	1.40	to	1.55	(7.19)	to	(7.33)
	2017	16.893	to	16.597	17,849	301,331	—	1.40	to	1.55	20.45	to	20.27
	2016	14.025	to	13.800	24,274	340,319	—	1.40	to	1.55	(0.83)	to	(0.97)

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Invesco Oppenheimer Discovery Mid Cap Growth Fund I1
	2020	$50.733	to	$50.286	3,403	$172,590	—%	1.40%	to	1.45%	46.89	to	46.84%
Invesco Oppenheimer Discovery Mid Cap Growth Fund II1
	2020	28.591	to	27.757	9,515	271,858	—	1.40	to	1.60	46.53	to	45.31
Invesco Small Cap Equity II
	2020	23.836	to	23.686	11,911	283,925	0.03	1.40	to	1.45	25.10	to	25.04
	2019	19.053	to	18.942	12,750	242,719	—	1.40	to	1.45	24.57	to	24.50
	2018	15.295	to	15.214	19,877	303,877	—	1.40	to	1.45	(16.46)	to	(16.50)
	2017	18.309	to	18.220	26,509	485,173	—	1.40	to	1.45	12.15	to	12.09
	2016	16.325	to	16.255	33,602	548,212	—	1.40	to	1.45	10.29	to	10.23
JP Morgan Insurance Trust Mid Cap Value I
	2020	42.763	to	41.360	101,880	4,319,531	1.48	1.40	to	1.60	(1.03)	to	(1.23)
	2019	43.206	to	41.873	109,986	4,714,716	1.61	1.40	to	1.60	25.00	to	24.75
	2018	34.565	to	33.565	128,372	4,405,684	0.98	1.40	to	1.60	(13.07)	to	(13.24)
	2017	39.762	to	38.689	145,962	5,765,511	0.82	1.40	to	1.60	12.19	to	11.96
	2016	35.442	to	34.555	212,820	7,505,969	0.89	1.40	to	1.60	13.10	to	12.88
JP Morgan Insurance Trust U.S. Equity I
	2020	28.527	to	27.421	91,419	2,565,836	0.78	1.40	to	1.45	23.52	to	23.46
	2019	23.095	to	22.210	107,423	2,436,547	0.88	1.40	to	1.45	29.92	to	29.85
	2018	17.776	to	17.104	124,100	2,166,445	0.83	1.40	to	1.45	(7.47)	to	(7.52)
	2017	19.212	to	18.495	143,495	2,711,654	0.89	1.40	to	1.45	20.63	to	20.58
	2016	15.926	to	15.339	177,983	2,788,817	1.01	1.40	to	1.45	9.40	to	9.35
Morningstar Aggressive Growth ETF Asset Allocation Class I
	2020	16.785	to	16.225	8,227	135,689	2.09	1.20	to	1.45	9.03	to	8.75
	2019	15.395	to	14.919	9,058	137,161	1.77	1.20	to	1.45	20.98	to	20.68
	2018	12.725	to	12.362	9,393	117,472	1.62	1.20	to	1.45	(10.26)	to	(10.49)
	2017	14.180	to	13.810	7,379	102,995	0.49	1.20	to	1.45	18.74	to	18.44
	2016	11.942	to	11.660	24,695	293,686	1.49	1.20	to	1.45	10.13	to	9.85
Morningstar Aggressive Growth ETF Asset Allocation Class II
	2020	17.150	to	17.042	95,314	1,634,661	1.77	1.40	to	1.45	8.43	to	8.38
	2019	15.817	to	15.725	105,697	1,671,820	1.47	1.40	to	1.45	20.47	to	20.41
	2018	13.129	to	13.060	118,399	1,554,524	1.35	1.40	to	1.45	(10.60)	to	(10.64)
	2017	14.686	to	14.615	125,816	1,847,684	1.16	1.40	to	1.45	18.14	to	18.08
	2016	12.431	to	12.377	188,227	2,339,823	1.16	1.40	to	1.45	9.67	to	9.62
Morningstar Balanced ETF Asset Allocation Class I
	2020	16.326	to	15.782	43,202	700,043	2.38	1.20	to	1.45	8.10	to	7.84
	2019	15.102	to	14.635	44,373	665,279	2.26	1.20	to	1.45	15.18	to	14.89
	2018	13.112	to	12.738	57,541	748,283	2.17	1.20	to	1.45	(7.15)	to	(7.39)
	2017	14.122	to	13.754	58,673	821,636	1.69	1.20	to	1.45	12.30	to	12.02
	2016	12.575	to	12.278	72,823	908,647	1.93	1.20	to	1.45	7.40	to	7.13

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Morningstar Balanced ETF Asset Allocation Class II
	2020	$15.814	to	$15.715	242,662	$3,836,036	1.94%	1.40%	to	1.45%	7.60	to	7.56%
	2019	14.697	to	14.611	290,410	4,266,779	1.83	1.40	to	1.45	14.64	to	14.59
	2018	12.820	to	12.751	382,649	4,902,232	1.76	1.40	to	1.45	(7.54)	to	(7.59)
	2017	13.865	to	13.799	452,856	6,275,926	1.37	1.40	to	1.45	11.75	to	11.71
	2016	12.407	to	12.353	738,912	9,164,807	1.70	1.40	to	1.45	6.98	to	6.92
Morningstar Conservative ETF Asset Allocation Class I
	2020	14.198	to	13.725	36,843	517,825	1.97	1.20	to	1.45	5.52	to	5.26
	2019	13.455	to	13.039	36,963	492,673	2.27	1.20	to	1.45	8.44	to	8.17
	2018	12.408	to	12.054	37,437	460,473	2.37	1.20	to	1.45	(3.26)	to	(3.51)
	2017	12.826	to	12.492	40,841	519,604	1.97	1.20	to	1.45	5.18	to	4.92
	2016	12.194	to	11.906	43,923	531,165	1.84	1.20	to	1.45	3.64	to	3.38
Morningstar Conservative ETF Asset Allocation Class II
	2020	12.871	to	12.789	9,400	120,857	1.36	1.40	to	1.45	5.02	to	4.96
	2019	12.256	to	12.185	12,193	149,350	1.73	1.40	to	1.45	8.00	to	7.95
	2018	11.348	to	11.288	18,773	212,955	2.06	1.40	to	1.45	(3.73)	to	(3.78)
	2017	11.788	to	11.731	22,058	259,940	1.69	1.40	to	1.45	4.73	to	4.68
	2016	11.256	to	11.207	24,972	281,054	1.37	1.40	to	1.45	3.16	to	3.11
Morningstar Growth ETF Asset Allocation Class I
	2020	16.863	to	16.300	6,584	108,792	2.32	1.20	to	1.45	8.95	to	8.67
	2019	15.478	to	14.999	6,764	102,737	2.04	1.20	to	1.45	18.71	to	18.41
	2018	13.039	to	12.667	6,797	87,100	0.79	1.20	to	1.45	(8.96)	to	(9.18)
	2017	14.322	to	13.948	32,345	457,643	1.44	1.20	to	1.45	16.28	to	15.99
	2016	12.317	to	12.025	35,831	436,646	1.73	1.20	to	1.45	8.58	to	8.30
Morningstar Growth ETF Asset Allocation Class II
	2020	16.825	to	16.718	171,952	2,893,026	1.87	1.40	to	1.45	8.48	to	8.42
	2019	15.510	to	15.420	205,808	3,192,073	1.61	1.40	to	1.45	18.10	to	18.04
	2018	13.133	to	13.063	254,984	3,348,631	1.54	1.40	to	1.45	(9.32)	to	(9.37)
	2017	14.483	to	14.414	298,474	4,322,905	1.20	1.40	to	1.45	15.67	to	15.62
	2016	12.521	to	12.467	440,946	5,520,975	1.49	1.40	to	1.45	8.17	to	8.12
Morningstar Income & Growth ETF Asset Allocation Class I
	2020	15.264	to	14.754	7,172	107,256	2.44	1.20	to	1.45	7.43	to	7.16
	2019	14.208	to	13.768	8,009	112,336	2.39	1.20	to	1.45	11.84	to	11.56
	2018	12.704	to	12.341	9,029	113,346	2.19	1.20	to	1.45	(5.14)	to	(5.38)
	2017	13.393	to	13.043	11,709	155,370	2.06	1.20	to	1.45	8.82	to	8.54
	2016	12.308	to	12.017	12,855	156,953	2.06	1.20	to	1.45	5.46	to	5.20
Morningstar Income & Growth ETF Asset Allocation Class II
	2020	14.365	to	14.275	46,818	672,093	1.89	1.40	to	1.45	6.92	to	6.87
	2019	13.435	to	13.357	55,343	743,140	2.01	1.40	to	1.45	11.33	to	11.28
	2018	12.068	to	12.003	66,202	797,988	1.77	1.40	to	1.45	(5.59)	to	(5.64)
	2017	12.782	to	12.721	86,927	1,110,316	1.45	1.40	to	1.45	8.41	to	8.37
	2016	11.790	to	11.739	137,474	1,620,164	1.53	1.40	to	1.45	4.90	to	4.85

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Neuberger Berman AMT Mid Cap Growth Class S
	2020	32.059	to	31.857	16,288	522,186	—	1.40	to	1.45	37.77	to	37.70
	2019	23.270	to	23.135	28,734	668,531	—	1.40	to	1.45	30.63	to	30.57
	2018	17.813	to	17.718	33,111	589,712	—	1.40	to	1.45	(7.86)	to	(7.91)
	2017	19.333	to	19.240	38,378	741,877	—	1.40	to	1.45	22.83	to	22.77
	2016	15.739	to	15.671	48,517	763,436	—	1.40	to	1.45	2.71	to	2.67
Neuberger Berman AMT Mid Cap Intrinsic Value Class S
	2020	17.071	to	16.963	1,661	28,357	0.66	1.40	to	1.45	(4.18)	to	(4.23)
	2019	17.816	to	17.713	2,232	39,766	0.19	1.40	to	1.45	14.82	to	14.76
	2018	15.517	to	15.435	3,088	47,919	0.22	1.40	to	1.45	(16.66)	to	(16.70)
	2017	18.619	to	18.530	4,255	79,219	0.47	1.40	to	1.45	14.73	to	14.68
	2016	16.228	to	16.158	4,634	75,213	0.25	1.40	to	1.45	14.37	to	14.32
Neuberger Berman AMT Sustainable Equity Class S
	2020	25.892	to	25.728	5,633	145,836	0.39	1.40	to	1.45	17.62	to	17.56
	2019	22.013	to	21.885	5,514	121,371	0.30	1.40	to	1.45	28.76	to	28.70
PIMCO All Asset Portfolio Advisor
	2020	15.324	to	16.806	22,669	389,385	4.87	1.25	to	1.55	6.56	to	6.25
	2019	14.380	to	15.817	22,953	370,519	2.64	1.25	to	1.55	10.35	to	10.02
	2018	13.031	to	14.376	37,528	549,735	2.97	1.25	to	1.55	(6.63)	to	(6.91)
	2017	13.956	to	15.443	46,868	736,779	4.35	1.25	to	1.55	11.98	to	11.64
	2016	12.463	to	13.833	57,128	803,528	2.67	1.25	to	1.55	11.51	to	11.17
PIMCO CommodityRealReturn Strat. Administrative Class
	2020	6.031	to	5.891	170,676	1,028,652	6.52	1.40	to	1.55	(0.05)	to	(0.20)
	2019	6.034	to	5.903	193,055	1,164,252	4.44	1.40	to	1.55	9.87	to	9.72
	2018	5.492	to	5.380	224,944	1,234,594	2.09	1.40	to	1.55	(15.33)	to	(15.46)
	2017	6.486	to	6.364	265,774	1,722,884	11.19	1.40	to	1.55	0.73	to	0.58
	2016	6.439	to	6.327	426,870	2,746,308	1.09	1.40	to	1.55	13.56	to	13.39
PIMCO Total Return Portfolio Advisor
	2020	13.675	to	13.675	24,611	336,553	1.94	1.25	to	1.25	7.20	to	7.20
	2019	12.757	to	12.757	20,840	265,858	2.86	1.25	to	1.25	6.91	to	6.91
	2018	11.933	to	11.933	—	—	—	1.25	to	1.25	(1.87)	to	(1.87)
	2017	12.161	to	12.161	—	—	—	1.25	to	1.25	3.52	to	3.52
	2016	11.747	to	11.747	—	—	—	1.25	to	1.25	1.30	to	1.30
Pioneer Bond VCT Class I
	2020	46.097	to	22.434	50,373	2,126,892	3.03	1.40	to	1.45	7.19	to	7.14
	2019	43.004	to	20.939	56,582	2,226,805	3.26	1.40	to	1.45	7.76	to	7.70
	2018	39.909	to	19.442	62,303	2,281,525	3.31	1.40	to	1.45	(2.23)	to	(2.28)
	2017	40.819	to	19.896	69,459	2,587,877	2.85	1.40	to	1.45	2.56	to	2.51
	2016	39.799	to	19.408	77,702	2,798,081	2.77	1.40	to	1.45	2.66	to	2.61

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Pioneer Equity Income VCT Class II
	2020	$26.549	to	$25.709	187,564	$4,978,801	2.39%	1.40%	to	1.60%	(1.65)	to	(1.85)%
	2019	26.995	to	26.193	220,582	5,953,542	2.35	1.40	to	1.60	23.49	to	23.24
	2018	21.860	to	21.253	283,749	6,200,552	2.10	1.40	to	1.60	(10.05)	to	(10.23)
	2017	24.302	to	23.674	334,592	8,128,108	1.43	1.40	to	1.60	13.58	to	13.35
	2016	21.396	to	20.885	470,862	10,070,437	1.82	1.40	to	1.60	17.87	to	17.64
Pioneer Fund VCT Class I
	2020	161.775	to	25.252	255,858	40,603,711	0.77	1.40	to	1.45	22.55	to	22.49
	2019	132.005	to	20.615	275,500	35,681,898	1.01	1.40	to	1.45	29.51	to	29.44
	2018	101.930	to	15.926	303,761	30,173,367	1.12	1.40	to	1.45	(2.89)	to	(2.94)
	2017	104.959	to	16.408	338,900	34,720,453	1.17	1.40	to	1.45	20.03	to	19.97
	2016	87.443	to	13.677	394,846	33,488,341	1.32	1.40	to	1.45	8.29	to	8.24
Pioneer High Yield VCT Class II
	2020	18.807	to	18.359	81,880	1,534,871	5.16	1.40	to	1.55	0.56	to	0.41
	2019	18.702	to	18.284	93,705	1,747,072	4.66	1.40	to	1.55	12.70	to	12.54
	2018	16.594	to	16.247	111,243	1,841,312	4.46	1.40	to	1.55	(5.30)	to	(5.44)
	2017	17.522	to	17.181	120,616	2,108,996	4.32	1.40	to	1.55	5.54	to	5.38
	2016	16.602	to	16.304	149,584	2,479,504	4.68	1.40	to	1.55	12.22	to	12.05
Pioneer Mid Cap Value VCT Class I
	2020	45.699	to	18.012	116,844	5,158,869	1.22	1.40	to	1.45	0.72	to	0.67
	2019	45.374	to	17.893	126,231	5,548,133	1.31	1.40	to	1.45	26.65	to	26.59
	2018	35.825	to	14.135	139,761	4,865,357	0.71	1.40	to	1.45	(20.47)	to	(20.51)
	2017	45.046	to	17.781	157,830	6,918,762	0.85	1.40	to	1.45	11.60	to	11.54
	2016	40.362	to	15.941	176,687	6,901,170	0.75	1.40	to	1.45	14.94	to	14.89
Pioneer Real Estate VCT Class II
	2020	17.745	to	17.358	93,143	1,651,463	1.51	1.40	to	1.55	(8.91)	to	(9.04)
	2019	19.480	to	19.084	113,134	2,201,174	1.88	1.40	to	1.55	26.13	to	25.94
	2018	15.444	to	15.153	148,855	2,296,454	2.40	1.40	to	1.55	(8.83)	to	(8.97)
	2017	16.940	to	16.646	179,016	3,029,533	2.22	1.40	to	1.55	1.87	to	1.72
	2016	16.629	to	16.365	248,614	4,131,372	3.12	1.40	to	1.55	4.35	to	4.20
Pioneer Select Mid Cap Growth VCT Class I
	2020	171.479	to	40.029	281,608	46,843,906	—	1.40	to	1.45	37.24	to	37.17
	2019	124.951	to	29.182	311,821	37,590,076	—	1.40	to	1.45	31.23	to	31.17
	2018	95.214	to	22.248	348,337	31,681,425	—	1.40	to	1.45	(7.79)	to	(7.84)
	2017	103.257	to	24.140	384,221	37,965,371	0.08	1.40	to	1.45	28.23	to	28.17
	2016	80.527	to	18.835	443,583	33,709,555	—	1.40	to	1.45	2.30	to	2.25
Pioneer Strategic Income VCT Class II
	2020	17.962	to	17.534	215,812	3,866,009	3.27	1.40	to	1.55	5.88	to	5.72
	2019	16.964	to	16.585	265,034	4,485,610	3.10	1.40	to	1.55	8.00	to	7.83
	2018	15.708	to	15.380	341,648	5,355,627	3.01	1.40	to	1.55	(3.31)	to	(3.45)
	2017	16.245	to	15.929	412,715	6,693,898	3.36	1.40	to	1.55	3.30	to	3.14
	2016	15.726	to	15.444	563,318	8,847,652	3.26	1.40	to	1.55	5.85	to	5.69

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Templeton Developing Markets VIP Fund - Class 2
	2020	$30.717	to	$27.407	57,398	$1,765,879	4.16%	1.40%	to	1.55%	15.56	to	15.38%
	2019	26.582	to	23.753	64,093	1,707,234	1.03	1.40	to	1.55	24.93	to	24.75
	2018	21.277	to	19.041	76,619	1,633,271	0.87	1.40	to	1.55	(16.97)	to	(17.10)
	2017	25.626	to	22.968	90,501	2,324,483	0.89	1.40	to	1.55	38.46	to	38.25
	2016	18.508	to	16.613	105,478	1,957,855	0.83	1.40	to	1.55	15.81	to	15.64
Templeton Global Bond VIP Fund - Class 2
	2020	16.760	to	15.866	185,962	3,108,252	8.60	1.40	to	1.75	(6.60)	to	(6.92)
	2019	17.944	to	17.046	212,223	3,799,281	7.15	1.40	to	1.75	0.59	to	0.24
	2018	17.838	to	17.005	256,494	4,565,851	—	1.40	to	1.75	0.51	to	0.16
	2017	17.747	to	16.977	284,071	5,032,415	—	1.40	to	1.75	0.51	to	0.16
	2016	17.657	to	16.950	396,355	6,988,032	—	1.40	to	1.75	1.51	to	1.16
Templeton Growth VIP Fund - Class 2
	2020	18.827	to	17.414	177,612	3,343,134	2.97	1.40	to	1.55	4.33	to	4.18
	2019	18.045	to	16.716	199,177	3,593,620	2.82	1.40	to	1.55	13.55	to	13.38
	2018	15.892	to	14.743	229,921	3,653,293	1.98	1.40	to	1.55	(16.04)	to	(16.17)
	2017	18.928	to	17.586	253,711	4,801,519	1.55	1.40	to	1.55	16.86	to	16.68
	2016	16.197	to	15.072	353,553	5,725,468	2.00	1.40	to	1.55	8.10	to	7.94
Vanguard Balanced
	2020	23.242	to	24.110	10,556	242,810	2.94	1.20	to	1.50	9.36	to	9.04
	2019	21.253	to	22.112	12,320	258,951	3.32	1.20	to	1.50	21.02	to	20.66
	2018	17.561	to	18.326	28,731	499,157	2.51	1.20	to	1.50	(4.56)	to	(4.85)
	2017	18.401	to	19.261	35,887	653,604	2.62	1.20	to	1.50	13.35	to	13.01
	2016	16.234	to	17.043	44,501	714,626	2.68	1.20	to	1.50	9.70	to	9.36
Vanguard High Yield Bond
	2020	19.033	to	18.015	32,504	593,351	1.96	1.10	to	1.50	4.51	to	4.10
	2019	18.211	to	17.305	68,349	1,190,013	4.87	1.10	to	1.50	14.41	to	13.95
	2018	15.917	to	15.186	54,938	842,797	4.76	1.10	to	1.50	(3.80)	to	(4.19)
	2017	16.546	to	15.850	105,447	1,684,990	4.79	1.10	to	1.50	5.84	to	5.41
	2016	15.633	to	15.036	107,266	1,626,065	2.63	1.10	to	1.50	10.14	to	9.70
Vanguard International
	2020	25.886	to	30.478	70,949	1,804,092	1.19	1.00	to	1.50	56.01	to	55.24
	2019	16.592	to	19.633	82,229	1,342,700	1.51	1.00	to	1.50	29.91	to	29.27
	2018	12.772	to	15.188	134,584	1,697,455	0.82	1.00	to	1.50	(13.49)	to	(13.92)
	2017	14.763	to	17.645	172,583	2,516,688	1.06	1.00	to	1.50	41.26	to	40.55
	2016	10.451	to	12.554	190,945	1,968,715	1.44	1.00	to	1.50	0.87	to	0.37
Vanguard Mid-Cap Index
	2020	26.428	to	35.082	45,834	1,171,792	1.48	1.00	to	1.50	16.90	to	16.31
	2019	22.608	to	30.162	52,321	1,147,514	1.52	1.00	to	1.50	29.57	to	28.92
	2018	17.448	to	23.395	78,447	1,337,353	1.27	1.00	to	1.50	(10.24)	to	(10.69)
	2017	19.438	to	26.194	96,529	1,833,665	1.24	1.00	to	1.50	17.90	to	17.31
	2016	16.487	to	22.329	121,741	1,960,856	1.40	1.00	to	1.50	10.01	to	9.47

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)

		As of December 31,					For the Year Ended December 31,
Sub-account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Real Estate Index
	2020	$16.446	to	$25.318	16,358	$262,741	2.63%	1.10%	to	1.50%	(5.90)	to	(6.27)%
	2019	17.477	to	27.012	17,268	295,127	2.76	1.10	to	1.50	27.40	to	26.89
	2018	13.718	to	21.288	25,750	346,791	3.36	1.10	to	1.50	(6.39)	to	(6.77)
	2017	14.655	to	22.833	35,804	515,771	2.69	1.10	to	1.50	3.63	to	3.22
	2016	14.141	to	22.121	54,962	763,361	2.60	1.10	to	1.50	7.17	to	6.75
Vanguard Total Bond Market Index
	2020	15.782	to	12.874	59,772	914,655	2.39	1.00	to	1.50	6.51	to	5.98
	2019	14.817	to	12.148	65,608	945,278	2.81	1.00	to	1.50	7.60	to	7.06
	2018	13.771	to	11.347	123,390	1,661,392	2.59	1.00	to	1.50	(1.13)	to	(1.62)
	2017	13.928	to	11.534	167,721	2,286,926	2.40	1.00	to	1.50	2.45	to	1.94
	2016	13.595	to	11.314	216,044	2,880,345	2.46	1.00	to	1.50	1.46	to	0.95
Vanguard Total Stock Market Index
	2020	28.146	to	36.038	118,403	3,285,582	1.56	1.00	to	1.50	19.35	to	18.76
	2019	23.582	to	30.345	134,801	3,140,220	1.71	1.00	to	1.50	29.45	to	28.80
	2018	18.217	to	23.559	262,577	4,731,419	1.67	1.00	to	1.50	(6.29)	to	(6.76)
	2017	19.439	to	25.266	352,769	6,777,304	1.91	1.00	to	1.50	19.77	to	19.17
	2016	16.230	to	21.201	382,135	6,115,244	1.47	1.00	to	1.50	11.44	to	10.88
Voya Global High Dividend Low Volatility Portfolio - Class S1
	2020	37.707	to	32.041	11,944	447,805	2.26	1.40	to	1.45	(2.47)	to	(2.52)
	2019	38.661	to	32.868	13,909	535,053	2.54	1.40	to	1.45	19.73	to	19.66
	2018	32.291	to	27.467	14,899	478,856	4.49	1.40	to	1.45	(10.38)	to	(10.43)
	2017	36.033	to	30.665	15,714	563,733	2.09	1.40	to	1.45	21.73	to	21.67
	2016	29.601	to	25.204	16,988	500,767	2.70	1.40	to	1.45	4.29	to	4.24
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2020	43.617	to	43.617	15,820	690,009	0.60	1.40	to	1.40	31.88	to	31.88
	2019	33.072	to	33.072	17,297	572,062	0.14	1.40	to	1.40	30.28	to	30.28
	2018	25.386	to	25.386	17,941	455,452	0.85	1.40	to	1.40	(17.75)	to	(17.75)
	2017	30.865	to	30.865	18,307	565,043	0.67	1.40	to	1.40	41.38	to	41.38
	2016	21.832	to	21.832	20,384	445,068	1.48	1.40	to	1.40	11.69	to	11.69
Wanger USA
	2020	143.206	to	143.206	464	66,449	—	1.40	to	1.40	22.50	to	22.50
	2019	116.901	to	116.901	952	111,253	0.26	1.40	to	1.40	29.28	to	29.28
	2018	90.425	to	90.425	967	87,471	0.09	1.40	to	1.40	(2.84)	to	(2.84)
	2017	93.067	to	93.067	1,173	109,161	—	1.40	to	1.40	17.92	to	17.92
	2016	78.921	to	78.921	1,191	93,995	—	1.40	to	1.40	12.11	to	12.11
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Fund, net of management fees assessed by the Mutual Fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.

Symetra Separate Account C
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES (Continued)
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Funds, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Separate Account C
Notes to Financial Statements

7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 23, 2021, the date which the Separate Account’s financial statements were available to be issued.